                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-07729


                        Hansberger Institutional Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          401 East Las Olas Boulevard
                                  Suite 1700
                        Fort Lauderdale, Florida 33301
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

                         J. Christopher Jackson, Esq.
                          401 East Las Olas Boulevard
                                  Suite 1700
                        Fort Lauderdale, Florida 33301
                    (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (954) 522-5150

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1: Reports to Shareholders.

[LOGO]
--------------------------------------------------------------------------------
                                  HANSBERGER
--------------------------------------------------------------------------------
                             INSTITUTIONAL SERIES
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT

June 30, 2006

International Value Fund

Emerging Markets Fund

International Growth Fund

International Core Fund

                            LETTER TO SHAREHOLDERS

Hansberger Institutional Series
International Value Fund
Emerging Market Fund
International Growth Fund
International Core Fund

July 18, 2006

Dear Fellow Shareholders,

   After a positive start to the year, global equity markets were marked by uncertainty and volatility for much of the second quarter. As monetary authorities in the U.S. and elsewhere continued to increase interest rates in an effort to quell inflationary pressures, investors worried that these actions could threaten global growth and negatively impact corporate earnings and cash flows. Geopolitical events exacerbated the volatility in markets with Iran's nuclear ambitions and North Korea's threats to test long-range missiles adding to investor uncertainty. Markets rallied in the last several weeks of June, however, and by the end of the period international and emerging market indices posted respectable returns. For the six-month period ending June 30, 2006 the MSCI All Country World ex USA index (ACWI ex USA) returned 9.99% and the MSCI Emerging Market Free index (EM) returned 7.33% when measured in U.S. dollar terms.

   In both emerging and developed markets, companies in the energy and materials sectors were among the best performers. Energy companies continued to benefit from the high price of oil, which is not only being supported by strong demand but also due to supply concerns because of the uncertainty surrounding the energy producing countries in the Middle East and Africa (and to a lesser extent Venezuela and Bolivia). In the materials sector, companies posted double digit gains despite volatility in underlying commodities such as nickel, copper, steel and aluminum. In the case of nickel and steel, discussions of consolidation between key industry participants also supported share price gains in the sector during the period.

   The weakness of the U.S. dollar proved to be an additional tail wind for international equity investors. Higher U.S. rates and the traditional "safe haven" status of the U.S. dollar were offset by ongoing concerns about the trade and budget deficits. During the first six months of the year, the dollar declined by more than 8% versus the British pound sterling and European euro and more than 3% when compared to the yen. The U.S. dollar also declined when compared to many emerging market currencies such as the Brazilian real, Indonesian rupiah and Russian ruble.

   In our opinion, markets are likely to remain volatile until there is more clarity on the interest rate cycle and the impact on growth and corporate fundamentals. Despite these short-term challenges, we will remain disciplined to the bottom up stock selection philosophy that permeates our growth, value and emerging market mandates. While this philosophy will not insulate our portfolios from the short-term swings that could occur in the market, we believe that over the long run it will provide investors with positive results.

   We thank you for continued confidence.

                                          For Hansberger Global Investors, Inc.,
                                          Thomas L. Hansberger, CFA
                                          Chairman and Chief Executive Officer

                                          Ronald W. Holt, CFA
                                          President and Director of Research

Hansberger Institutional Series

About Your Fund's Expenses

As a shareholder of a Fund, you incur ongoing costs, including management fees and other expenses. These examples are intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Based on Actual Fund Return

The section below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on Hypothetical Return

The section below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                        Beginning            Ending            Expenses Paid
                                         Account             Account           During Period    Annualized
                                          Value               Value          January 1, 2006 --  Expense
                                     January 1, 2006      June 30, 2006       June 30, 2006(1)   Ratio(2)
                                     ---------------      -------------      ------------------ ----------
Based on Actual Fund Return(2)
International Value Fund
  Institutional Class..............     $1,000.00           $1,099.20              $5.20           1.00%
  Advisor Class....................     $1,000.00           $1,098.40              $5.98           1.15%
Emerging Markets Fund
  Institutional Class..............     $1,000.00           $1,036.30              $6.31           1.25%
  Advisor Class....................     $1,000.00           $1,035.20              $7.06           1.40%
International Growth Fund
  Institutional Class..............     $1,000.00           $1,054.70              $4.59           0.90%
  Advisor Class....................     $1,000.00           $1,054.00              $5.86           1.15%
International Core Fund
  Institutional Class..............     $1,000.00           $1,078.70              $5.15           1.00%
  Advisor Class....................     $1,000.00           $1,076.80              $5.92           1.15%

Based on Hypothetical Fund Return (5% average annual return before expenses)
International Value Fund
  Institutional Class...............    $1,000.00           $1,019.84              $5.01           1.00%
  Advisor Class.....................    $1,000.00           $1,019.10              $5.76           1.15%
Emerging Markets Fund
  Institutional Class...............    $1,000.00           $1,018.60              $6.26           1.25%
  Advisor Class.....................    $1,000.00           $1,017.86              $7.00           1.40%
International Growth Fund
  Institutional Class...............    $1,000.00           $1,020.34              $4.51           0.90%
  Advisor Class.....................    $1,000.00           $1,019.10              $5.76           1.15%
International Core Fund
  Institutional Class...............    $1,000.00           $1,019.84              $5.01           1.00%
  Advisor Class.....................    $1,000.00           $1,019.10              $5.76           1.15%

(1) These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as Expenses Paid During Period are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2) Returns would have been lower and expenses higher had each Fund's expenses not been waived/reimbursed by the Advisor.

Please note that the expenses shown in the table for the Funds and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transaction costs, such as redemption fees. The expenses in the table also do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If such costs, if applicable to you, were included, your costs would be higher.

                          PORTFOLIO MANAGEMENT REVIEW

                           INTERNATIONAL VALUE FUND

Market conditions during the six months ended June 30, 2006

   In the second quarter of 2006, central banks in major and emerging markets strove to contain inflationary concerns by raising interest rates, thus spooking investors and stimulating volatility in the global equity markets, many of which gave back some of the gains earned in the first quarter. International markets gained back some ground due to a June rally underscored by more benign comments by the Federal Reserve. In local terms, the total return of the ACWI ex USA Index (the "Index") for the six months ended June 30, 2006 was a positive 4.3%; but in U.S. dollar terms, the Index generated a total return of 10.0%.

   As liquidity seeped out of the system, investors moved away from riskier asset classes like commodities and emerging markets. For example, from their record highs in the second quarter, copper prices dropped 20% and zinc dropped 22%. Individual emerging markets displayed a wide range of results. For instance, Venezuela gained 51.3% in U.S. dollar terms in the first half, while the Turkish market yielded a negative 25% return as the country's central bank raised the overnight interest rate to 171/4% to battle inflation. Despite a dismal second quarter, the MSCI Emerging Markets Index rose 7.3% in U.S. dollar terms for the first half of 2006.

   The weakness in the U.S. dollar enhanced returns in many developed markets in the first half. Europe and Pacific ex Japan were up 5.4% and 8.1%, respectively, in local currency, but in U.S. dollars were up 14% and 9.3%, respectively. The Japanese market gave back almost all of its gains from the first quarter in the second quarter; and in total dropped 1.2% in Japanese yen terms in the first half. Still, when calculated in U.S dollar terms the Japanese index rose 2% over the same period. The Developed Markets World ex USA Index rose 10.4% for the six months ended June 30th, 2006.

Fund performance during the six months ended June 30, 2006

   The Institutional Class shares were up 9.92% during the first six months of 2006, underperforming the MSCI ACWI ex USA's (the "Index") 9.99% return. The Advisor Class shares were up 9.84% during the first six months of 2006, underperforming the Index's 9.99% return.

   The Fund's return includes the effect of the adviser's reimbursement of the Fund during the first six months of 2006 for Fund expenses. Without such reimbursement, the Fund's return would have been lower.

   Attribution by region indicated that the Fund benefited from positive stock selection with allocation among regions also providing a small benefit. Among regions, Japan had the largest positive impact, primarily from stock selection. Holding a different mix of currencies than the Index, particularly in emerging markets, raised the relative return. The Fund's average 1.6% cash holdings lowered the active return.

Market Outlook

   We anticipate that global equity markets will continue to be volatile the second half of this year as investors monitor the progress of commodity prices, inflation and interest rates around the world. We remain optimistic, however, about investing in international equities, where there are some economic bright spots. GDP forecasts have recently been upgraded for Canada and Switzerland, Japan's economy may benefit from expanding export and domestic demand and many emerging markets are estimated to post GDP growth in excess of 4% for this year. In addition, international markets, in general, are trading at attractive valuation levels versus that of the U. S.

   To the extent that volatility in the market place coincides with investors flight to quality, your portfolio could benefit from its bias towards larger cap stocks. In the meantime, our analysts will try to capitalize on market volatility; buying stocks with good fundamentals when the markets drive down the valuations to attractive levels and selling stocks where speculation or enthusiasm has pushed their share prices above fair value.

   We welcome the opportunity to discuss our outlook for the international equity markets and your portfolio at your convenience. In the meantime, we thank you for your continued trust and support.

                                          For the International Value Fund Team,
                                          Lauretta A. "Retz" Reeves, CFA
                                          Chief Investment Officer -- Value Team
                                          Hansberger Global Investors, Inc.

               Change in value of a $1,000,000 Investment in the
             International Value Fund vs. MSCI ACWI ex U.S. Index
                               12/30/96-6/30/06

                                    [Chart]

           Hansberger International Fund    MSCI ACWI ex U.S. Index
           -----------------------------    -----------------------
12/96              $1,000,000                      $1,000,000
12/97                 985,400                       1,020,400
12/98                 916,816                       1,167,950
12/99               1,185,902                       1,528,963
12/00               1,060,433                       1,298,243
12/01                 897,021                       1,045,085
12/02                 785,252                         891,771
12/03               1,115,843                       1,261,054
12/04               1,301,296                       1,530,415
 6/05               1,295,570                       1,535,312
 7/05               1,346,247                       1,595,367
 8/05               1,385,907                       1,642,366
 9/05               1,423,364                       1,686,754
10/05               1,383,704                       1,639,755
11/05               1,434,381                       1,699,810
12/05               1,524,463                       1,792,315
 1/06               1,643,984                       1,895,253
 2/06               1,622,648                       1,889,781
 3/06               1,678,795                       1,944,672
 4/06               1,752,909                       2,044,943
 5/06               1,676,549                       1,950,665
 6/06               1,676,297                       1,948,719


                                   Total Return -- Institutional Class
----------------------------------------------------------------------------------
Time Period                International Value Fund    MSCI ACWI ex U.S. Index
----------------------------------------------------------------------------------
Six Months                           9.92%                       9.99%
----------------------------------------------------------------------------------
One Year                            29.35%                      28.40%
----------------------------------------------------------------------------------
Average Annual Three Year           24.96%                      25.77%
----------------------------------------------------------------------------------
Average Annual Five Year            11.89%                      11.85%
----------------------------------------------------------------------------------
Average Annual
Since Inception (12/30/96)           5.59%                       7.41%

                                 . . . .  International Value Fund
                                 ----  MSCI ACWI ex U.S. Index

The above graph compares the Fund's performance with the MSCI All Country World Index ex U.S. (the "Index"), a broad-based unmanaged index that represents the general performance of international equity markets. Total returns for the Fund and the Index include reinvestment of all dividends and capital gains. For the periods above, the Fund limited expenses, without which total returns for the Fund would have been lower. Dividends in the Index are reinvested gross of withholding taxes. The Index is float weighted. The Index does not include commissions or fees that an investor purchasing the securities in the Index would pay. Past performance is no guarantee of future results, and the investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Additionally, the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund's shares. Although the investment characteristics of the Index are similar to those of the Fund, the securities owned by the Fund and those comprising the Index are likely to be different, and any securities that the Fund and the Index have in common are likely to have different weightings in the respective portfolios. Investors cannot invest directly in the Index.

  International Value Fund

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                          Value
 Shares                                 (Note A1)
---------------------------------------------------
          Common Stocks - 98.0%
          Australia - 1.4%
  215,011   Westpac Banking
             Corp.................... $   3,719,554
                                      -------------
          Brazil - 4.0%
   67,500   Companhia Energetica
             de Minas Gerais
             ADR.....................     2,876,175
  172,000   Companhia Vale Do
             Rio Doce, Sponsored
             ADR.....................     3,539,760
   43,162   Petroleo Brasileiro S.A.
             ADR.....................     3,854,798
                                      -------------
                                         10,270,733
                                      -------------
          Canada - 3.5%
   80,900   Alcan, Inc...............     3,797,446
  230,107   Celestica, Inc. (a)......     2,195,221
   47,700   Inco Ltd.................     3,143,430
                                      -------------
                                          9,136,097
                                      -------------
          China - 2.1%
7,931,024   Denway Motors Ltd........     2,655,146
3,650,000   Yanzhou Coal Mining
             Co. Ltd. Class H........     2,702,381
                                      -------------
                                          5,357,527
                                      -------------
          Finland - 1.2%
  157,700   Nokia Oyj................     3,219,232
                                      -------------
          France - 14.1%
   97,249   Axa S.A..................     3,191,754
   38,370   BNP Paribas..............     3,673,426
   93,150   Carrefour S.A............     5,461,540
  102,716   Credit Agricole S.A......     3,908,524
  170,600   France Telecom S.A.......     3,668,043
   23,642   Schneider Electric
             S.A.....................     2,464,504
  146,000   STMicroelectronics
             N.V.....................     2,351,074
   77,579   Suez S.A.................     3,224,892
   63,788   Total S.A................     4,197,706
  117,000   Vivendi S.A..............     4,100,380
                                      -------------
                                         36,241,843
                                      -------------
          Germany - 2.6%
   48,148   Adidas AG................     2,301,999
   37,295   E.ON AG..................     4,294,151
                                      -------------
                                          6,596,150
                                      -------------

                                       Value
 Shares                              (Note A1)
------------------------------------------------
          Greece - 0.8%
   89,430   Folli-Follie S.A.
             (Registered)......... $   2,090,966
                                   -------------
          Hong Kong - 1.6%
  209,854   Hutchison Whampoa
             Ltd..................     1,913,094
3,194,100   Johnson Electric
             Holdings Ltd.........     2,323,715
                                   -------------
                                       4,236,809
                                   -------------
          India - 0.4%
   64,895   Patni Computer
             Systems Ltd ADR......       926,701
                                   -------------
          Israel - 0.8%
  119,500   Check Point Software
             Technologies
             Ltd. (a).............     2,100,810
                                   -------------
          Italy - 3.9%
  144,291   Eni S.p.A.............     4,250,312
   93,905   Saipem S.p.A..........     2,136,743
  463,600   UniCredito Italiano
             S.p.A................     3,628,963
                                   -------------
                                      10,016,018
                                   -------------
          Japan - 19.5%
  292,000   Ajinomoto Co., Inc....     3,232,821
  208,000   Asahi Glass Co., Ltd..     2,637,260
  332,000   Bank of Yokohama
             (The), Ltd...........     2,567,459
   80,850   Canon, Inc............     3,963,374
  166,000   Chugoku Bank (The),
             Ltd..................     2,262,845
  739,000   Isuzu Motors Ltd......     2,395,744
  472,000   Joyo Bank.............     2,862,356
  155,700   JS Group Corp.........     3,272,094
      538   KDDI Corp.............     3,304,911
  505,000   Marubeni Corp.........     2,691,804
   22,900   Nintendo Co. Ltd......     3,842,013
  263,800   Nissan Motor Co.,
             Ltd..................     2,881,423
  161,600   Nomura Holdings,
             Inc..................     3,028,941
  171,000   Shionogi & Co., Ltd...     3,048,235
  189,000   Sumitomo Corp.........     2,492,144
  284,000   Sumitomo Trust &
             Banking Co., Ltd.....     3,102,062
   41,100   Takeda Pharmaceutical
             Co., Ltd.............     2,557,078
                                   -------------
                                      50,142,564
                                   -------------

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                        Value
Shares                                (Note A1)
----------------------------------------------------
        Common Stocks (continued)
        Korea - 2.3%
  4,556   Samsung Electronics Co.,
           Ltd..................... $   2,895,671
  5,840   Shinsegae Co., Ltd.......     2,923,847
                                    -------------
                                        5,819,518
                                    -------------
        Mexico - 0.6%
 26,500   Cemex S.A de C.V.,
           Sponsored ADR (a).......     1,509,705
                                    -------------
        Netherlands - 3.7%
131,090   ABN AMRO Holding
           N.V.....................     3,586,477
 93,872   ING Groep N.V............     3,689,659
 50,400   Koninklijke Numico
           N.V.....................     2,262,047
                                    -------------
                                        9,538,183
                                    -------------
        Norway - 1.0%
182,500   Norske Skogsindustrier
           ASA.....................     2,675,244
                                    -------------
        Russia - 1.7%
 82,762   Evraz Group SA GDR
           144A....................     2,064,912
 28,885   LUKOIL ADR...............     2,403,232
                                    -------------
                                        4,468,144
                                    -------------
        Singapore - 1.7%
384,600   DBS Group Holdings
           Ltd.....................     4,397,928
                                    -------------
        South Africa - 0.5%
 31,200   Sasol Ltd................     1,196,653
                                    -------------
        Spain - 1.0%
177,628   Banco Santander Central
           Hispano S.A.............     2,594,569
                                    -------------
        Sweden - 2.2%
234,600   Eniro AB.................     2,469,302
120,000   Svenska Handelsbanken
           AB......................     3,093,063
                                    -------------
                                        5,562,365
                                    -------------
        Switzerland - 7.6%
 40,700   CIBA Specialty
           Chemicals...............     2,268,787
 61,872   Credit Suisse Group......     3,461,654
 49,300   Lonza Group AG
           (Registered)............     3,381,297
  9,829   Nestle S.A. (Registered).     3,087,265
 68,218   Novartis AG
           (Registered)............     3,693,944
  5,520   Serono S.A...............     3,813,046
                                    -------------
                                       19,705,993
                                    -------------

                                       Value
 Shares                              (Note A1)
---------------------------------------------------
           Taiwan - 1.0%
 1,437,545   Taiwan
              Semiconductor
              Manufacturing Co.,
              Ltd................. $   2,592,931
                                   -------------
           United Kingdom - 18.8%
    55,800   AstraZeneca plc......     3,367,973
    94,500   BHP Billiton plc.....     1,833,122
   188,884   BP plc...............     2,202,239
   348,000   British Sky
              Broadcasting plc....     3,690,599
   505,183   Cattles plc..........     3,075,804
   119,082   GlaxoSmithKline
              plc.................     3,327,322
   198,810   HBOS plc.............     3,455,813
   183,375   HSBC Holdings plc....     3,211,182
   613,239   Kingfisher plc.......     2,704,596
    72,400   Man Group plc........     3,411,318
   932,697   Old Mutual plc.......     2,815,645
   472,800   Reuters Group plc....     3,366,064
    79,673   Royal Bank of
              Scotland Group
              plc.................     2,619,553
 1,034,025   Signet Group plc.....     1,835,636
   488,700   Smith & Nephew
              plc.................     3,763,930
 1,740,887   Vodafone Group
              plc.................     3,710,186
                                   -------------
                                      48,390,982
                                   -------------
           Total -- Common Stocks
             (Cost $204,351,565)..   252,507,219
                                   -------------

Principal
 Amount
-----------
           Short-Term Investment - 0.6%
$1,506,000   Repurchase
              Agreement with
              State Street Bank
              and Trust
              Company, dated
              6/30/2006 at 2.50%,
              to be repurchased
              at $1,506,314 on
              7/3/2006,
              collateralized by
              $1,375,000 U.S.
              Treasury Bond,
              6.25%, due
              8/15/2023 with a
              value of $1,537,674
              (Cost $1,506,000)...     1,506,000
                                   -------------

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                      Value
                                    (Note A1)
--------------------------------------------------
           TOTAL INVESTMENTS -- 98.6%
             (Cost $205,857,565). $ 254,013,219
           Other Assets and
            Liabilities
            (Net) -- 1.4%........     3,517,143
                                  -------------
           NET ASSETS -- 100.0%.. $ 257,530,362
                                  =============

(a)Non-income producing security.
144ASecurity issued in a transaction exempt from registration under Rule 144A
    ("Rule 144A Security") of the Securities Act of 1933, as amended (the "Securities Act") that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At June 30, 2006, Rule 144A Securities that have been deemed to be liquid represent $2,064,912, 0.8% of net assets.
ADRAmerican Depositary Receipt
GDRGlobal Depositary Receipt

   At June 30, 2006, sector diversification of the International Value Fund was as follows:

                                              % of
                                              Net
                                             Assets Market Value
                ------------------------------------------------
                Financials..................  27.7  $ 71,358,549
                Consumer Discretionary......  11.8    30,491,856
                Materials...................   9.4    24,213,703
                Information Technology......   9.4    24,087,026
                Health Care.................   9.2    23,571,528
                Energy......................   8.9    22,944,064
                Industrials.................   6.9    17,794,615
                Consumer Staples............   6.6    16,967,520
                Telecommunication
                 Services...................   4.1    10,683,140
                Utilities...................   4.0    10,395,218
                Short-Term Investment.......   0.6     1,506,000
                                             -----  ------------
                  Total Investments.........  98.6   254,013,219
                Other Assets and Liabilities
                 (Net)......................   1.4     3,517,143
                                             -----  ------------
                  Net Assets................ 100.0  $257,530,362
                                             =====  ============

The accompanying notes are an integral part of the financial statements.

                          PORTFOLIO MANAGEMENT REVIEW

                             EMERGING MARKETS FUND

Market conditions during the six months ended June 30, 2006

   Emerging markets had a turbulent first half. After a strong first quarter, which saw the MSCI Emerging Markets Free Index (the "Index") rise 12.1%, the Index experienced sharp swings in the second quarter, at one stage declining 14% before partially rebounding during the last two weeks of June. For the six-month period ended June 30, 2006, the Index was up 7.3%.

   The downturn in the markets during the second quarter was due primarily to comments made by the U.S. Federal Reserve hinting that U.S. interest rates would need to move higher than what the market had been expecting, in order to control potential inflationary pressures. This increased fear of a slowdown in the global economy and, as a result, risk aversion increased which sparked a sell off in what were perceived as risky assets, emerging markets among them. In particular, commodity prices, which had enjoyed a spectacular rise, were hit hard causing commodity related stocks to see sharp falls. This further exacerbated the decline in emerging market equities given the increased importance and weighting of commodity stocks over the past couple of years.

   The MSCI Emerging Asia index outperformed the Index slightly rising 7.5% over the first half as measured by the MSCI Emerging Asia index. Within the region, China was the best performing market with the MSCI China Free index rising 23.7% for the first half, followed closely by Indonesia where the MSCI Indonesia Free index rose 23.3%. China performed well despite tightening measures implemented by the Chinese government in an attempt to cool off a potentially overheating economy, which saw growth of nearly 11% in the first half of the year. We believe these measures are necessary and will ultimately result in more sustainable long term economic growth. Indonesia performed well as a result of the efforts made by the government to fight inflation stemming from the removal of fuel subsidies last year. This has allowed the central bank to lower interest rates, which contributed to the positive performance in the markets.

   The Europe, Middle East and Africa ("EMEA") region underperformed the Index, with the MSCI EMEA index rising 3.6%. One market that was down substantially over the first half was Turkey, where the MSCI Turkey index declined 24.7%. The country saw a high and rapid resurgence in inflation which resulted in a huge sell off in the local currency, forcing the central bank to raise interest rates significantly. This has led to fears of a sharp contraction in domestic consumption and a severe slowdown in the local economy. Other Middle Eastern markets also saw sharp declines including Egypt and Israel. On the other hand, Russia outperformed by a wide margin with the MSCI Russia index rising 32.5% due primarily to continued high oil prices. Oil remains a large part of the Russian economy and stock market.

   In Latin America, the markets posted the strongest performance of the three regions, with the MSCI Latin America index rising 12.1%. Of the major markets, Argentina and Brazil outperformed with the MSCI Argentina and Brazil indexes up 34.2% and 18.6% respectively. High commodity prices contributed to the strong performance of both markets. On the other hand, Mexico and Chile underperformed, with the MSCI Mexico and Chile indexes up only 3.0% and 0.7% respectively. In particular, Mexico suffered from election jitters as the close presidential election between Felipe Calderon, representing the business friendly policies of current President Fox, and Lopez Obrador who favors a more socialist style of government, introduced uncertainty and volatility into the market.

   From a sector perspective, the energy and materials sectors were the best performing, posting 26.3% and 19.2% returns for the first half. This was not surprising given the high level of oil and commodity prices. Interestingly, utilities also saw strong performance returning 13.1% over the first half due, we believe, to investors looking for stocks with generally lower valuations and higher dividend yields. On the negative side, the health care sector was the worst performing returning negative 16.2%.

Fund performance during the six months ended June 30, 2006

   The Institutional Class shares were up 3.63% during the first six months of 2006, underperforming the Index's 7.33% return. The Advisor Class shares were up 3.52% during the first six months of 2006, underperforming the Index's 7.33% return.

   The Fund's return includes the effect of the adviser's reimbursement of the Fund during the first six months of 2006 for Fund expenses. Without such reimbursement, the Fund's return would have been lower.

   On a regional basis, the Fund's EMEA holdings contributed positively to performance while Asia and, to a lesser extent, Latin America holdings contributed negatively.

   On a sector basis, the biggest positive contributor to performance came from the Fund's Health Care holdings, which significantly outperformed the health care sector of the Index. The three main detractors from performance were the Fund's Information Technology, Consumer Staples and Telecommunications Services holdings.

   An average cash position of 3.7% during the period also hurt performance.

Market Outlook

   For the balance of the year, we believe the markets will continue to move according to expectations of interest rate movements, especially in the U.S., which could mean more uncertainty and volatility. However, longer term, we remain convinced of the superior fundamentals of emerging markets relative to the developed world. In particular, GDP and earnings growth are expected to be higher than in the developed world for many more years to come. This, coupled with more attractive valuations, continue to assure us that emerging markets will see stronger performance than in the developed world. We will continue to research and initiate positions in stocks with strong fundamentals and attractive valuations that over the long term should result in solid performance.

                                          For the Emerging Markets Fund Team
                                          Francisco J. Alzuru, CFA
                                          Managing Director
                                          Hansberger Global Investors, Inc.

                  Change in value of a $1,000,000 Investment
       in the Emerging Markets Fund vs. MSCI Emerging Markets Free Index
                               12/30/96-6/30/06

                                    [CHART]

                 Hansberger Emerging
                      Markets Fund         MSCI Emerging Markets Free Index
                 --------------------      --------------------------------
 12/96                 $1,000,000                      $1,000,000
 12/97                    848,900                         884,200
 12/98                    592,532                         660,144
 12/99                    982,537                       1,098,545
 12/00                    699,566                         762,280
 12/01                    703,904                         744,214
 12/02                    693,627                         699,562
 12/03                  1,072,416                       1,093,275
 12/04                  1,293,870                       1,376,980
  6/05                  1,323,370                       1,463,179
  7/05                  1,421,447                       1,571,618
  8/05                  1,456,379                       1,610,240
  9/05                  1,569,235                       1,735,018
 10/05                  1,485,936                       1,642,920
 11/05                  1,600,136                       1,769,184
 12/05                  1,694,479                       1,852,657
  1/06                  1,904,179                       2,069,808
  2/06                  1,872,903                       2,067,836
  3/06                  1,874,742                       2,086,373
  4/06                  1,996,168                       2,235,247
  5/06                  1,768,035                       2,001,562
  6/06                  1,755,919                       1,997,322
                      [CHART]

                 Hansberger Emerging
                      Markets Fund         MSCI Emerging Markets Free Index
                 --------------------      --------------------------------
 12/96                 $1,000,000                      $1,000,000
 12/97                    848,900                         884,200
 12/98                    592,532                         660,144
 12/99                    982,537                       1,098,545
 12/00                    699,566                         762,280
 12/01                    703,904                         744,214
 12/02                    693,627                         699,562
 12/03                  1,072,416                       1,093,275
 12/04                  1,293,870                       1,376,980
  6/05                  1,323,370                       1,463,179
  7/05                  1,421,447                       1,571,618
  8/05                  1,456,379                       1,610,240
  9/05                  1,569,235                       1,735,018
 10/05                  1,485,936                       1,642,920
 11/05                  1,600,136                       1,769,184
 12/05                  1,694,479                       1,852,657
  1/06                  1,904,179                       2,069,808
  2/06                  1,872,903                       2,067,836
  3/06                  1,874,742                       2,086,373
  4/06                  1,996,168                       2,235,247
  5/06                  1,768,035                       2,001,562
  6/06                  1,755,919                       1,997,322
                      [CHART]

                 Hansberger Emerging
                      Markets Fund         MSCI Emerging Markets Free Index
                 --------------------      --------------------------------
 12/96                 $1,000,000                      $1,000,000
 12/97                    848,900                         884,200
 12/98                    592,532                         660,144
 12/99                    982,537                       1,098,545
 12/00                    699,566                         762,280
 12/01                    703,904                         744,214
 12/02                    693,627                         699,562
 12/03                  1,072,416                       1,093,275
 12/04                  1,293,870                       1,376,980
  6/05                  1,323,370                       1,463,179
  7/05                  1,421,447                       1,571,618
  8/05                  1,456,379                       1,610,240
  9/05                  1,569,235                       1,735,018
 10/05                  1,485,936                       1,642,920
 11/05                  1,600,136                       1,769,184
 12/05                  1,694,479                       1,852,657
  1/06                  1,904,179                       2,069,808
  2/06                  1,872,903                       2,067,836
  3/06                  1,874,742                       2,086,373
  4/06                  1,996,168                       2,235,247
  5/06                  1,768,035                       2,001,562
  6/06                  1,755,919                       1,997,322
                      [CHART]

                 Hansberger Emerging
                      Markets Fund         MSCI Emerging Markets Free Index
                 --------------------      --------------------------------
 12/96                 $1,000,000                      $1,000,000
 12/97                    848,900                         884,200
 12/98                    592,532                         660,144
 12/99                    982,537                       1,098,545
 12/00                    699,566                         762,280
 12/01                    703,904                         744,214
 12/02                    693,627                         699,562
 12/03                  1,072,416                       1,093,275
 12/04                  1,293,870                       1,376,980
  6/05                  1,323,370                       1,463,179
  7/05                  1,421,447                       1,571,618
  8/05                  1,456,379                       1,610,240
  9/05                  1,569,235                       1,735,018
 10/05                  1,485,936                       1,642,920
 11/05                  1,600,136                       1,769,184
 12/05                  1,694,479                       1,852,657
  1/06                  1,904,179                       2,069,808
  2/06                  1,872,903                       2,067,836
  3/06                  1,874,742                       2,086,373
  4/06                  1,996,168                       2,235,247
  5/06                  1,768,035                       2,001,562
  6/06                  1,755,919                       1,997,322
                      [CHART]

                 Hansberger Emerging
                      Markets Fund         MSCI Emerging Markets Free Index
                 --------------------      --------------------------------
 12/96                 $1,000,000                      $1,000,000
 12/97                    848,900                         884,200
 12/98                    592,532                         660,144
 12/99                    982,537                       1,098,545
 12/00                    699,566                         762,280
 12/01                    703,904                         744,214
 12/02                    693,627                         699,562
 12/03                  1,072,416                       1,093,275
 12/04                  1,293,870                       1,376,980
  6/05                  1,323,370                       1,463,179
  7/05                  1,421,447                       1,571,618
  8/05                  1,456,379                       1,610,240
  9/05                  1,569,235                       1,735,018
 10/05                  1,485,936                       1,642,920
 11/05                  1,600,136                       1,769,184
 12/05                  1,694,479                       1,852,657
  1/06                  1,904,179                       2,069,808
  2/06                  1,872,903                       2,067,836
  3/06                  1,874,742                       2,086,373
  4/06                  1,996,168                       2,235,247
  5/06                  1,768,035                       2,001,562
  6/06                  1,755,919                       1,997,322
                      [CHART]

                 Hansberger Emerging
                      Markets Fund         MSCI Emerging Markets Free Index
                 --------------------      --------------------------------
 12/96                 $1,000,000                      $1,000,000
 12/97                    848,900                         884,200
 12/98                    592,532                         660,144
 12/99                    982,537                       1,098,545
 12/00                    699,566                         762,280
 12/01                    703,904                         744,214
 12/02                    693,627                         699,562
 12/03                  1,072,416                       1,093,275
 12/04                  1,293,870                       1,376,980
  6/05                  1,323,370                       1,463,179
  7/05                  1,421,447                       1,571,618
  8/05                  1,456,379                       1,610,240
  9/05                  1,569,235                       1,735,018
 10/05                  1,485,936                       1,642,920
 11/05                  1,600,136                       1,769,184
 12/05                  1,694,479                       1,852,657
  1/06                  1,904,179                       2,069,808
  2/06                  1,872,903                       2,067,836
  3/06                  1,874,742                       2,086,373
  4/06                  1,996,168                       2,235,247
  5/06                  1,768,035                       2,001,562
  6/06                  1,755,919                       1,997,322


                                          Total Return -- Institutional Class
-----------------------------------------------------------------------------------------
                                                              MSCI Emerging Markets
Time Period                       Emerging Markets Fund       Free Index
-----------------------------------------------------------------------------------------
Six Months                                  3.63%                       7.33%
-----------------------------------------------------------------------------------------
One Year                                   32.69%                      35.91%
-----------------------------------------------------------------------------------------
Average Annual Three Year                  29.70%                      34.76%
-----------------------------------------------------------------------------------------
Average Annual Five Year                   20.18%                      21.54%
-----------------------------------------------------------------------------------------
Average
Annual Since Inception (12/30/96)           6.10%                       7.51%

                                 . . . .  Emerging Markets Fund
                                 ----  MSCI EMF Index

The above graph compares the Fund's performance with the MSCI Emerging Markets Free Index (the "Index"), a broad-based unmanaged index that represents the general performance of equity securities in developing markets. Total returns for the Fund and the Index include reinvestment of all dividends and capital gains. For the periods above, the Fund limited expenses, without which total returns for the Fund would have been lower. Dividends in the Index are reinvested gross of withholding taxes. The Index is float weighted. The Index does not include commissions or fees that an investor purchasing the securities in the Index would pay. Past performance is no guarantee of future results, and the investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Additionally, the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund's shares. Although the investment characteristics of the Index are similar to those of the Fund, the securities owned by the Fund and those comprising the Index are likely to be different, and any securities that the Fund and the Index have in common are likely to have different weightings in the respective portfolios. Investors cannot invest directly in the Index.

  Emerging Markets Fund

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                       Value
  Shares                             (Note A1)
------------------------------------------------
            Common Stocks - 95.9%
            Argentina - 0.5%
     84,000   Banco Macro Bansud
               S.A. ADR............ $  1,710,240
                                    ------------
            Brazil - 10.5%
    123,100   Banco Bradesco
               S.A.................    3,636,335
103,299,000   Companhia Energetica
               de Minas Gerais.....    3,890,823
    354,800   Companhia Vale do
               Rio Doce S.A.
               ADR.................    7,301,784
    160,000   Petroleo Brasileiro
               S.A. ADR............   14,289,600
    387,400   TeleNorte Leste
               Participacoes S.A.
               ADR.................    4,939,350
                                    ------------
                                      34,057,892
                                    ------------
            Chile - 1.2%
  6,817,538   Madeco S.A. (a)......      599,261
    371,897   Madeco S.A. ADR (a)..    3,309,883
                                    ------------
                                       3,909,144
                                    ------------
            China - 10.8%
  6,900,000   Bank Of China Ltd.,
               Class H (a).........    3,131,800
    710,600   China Mobile (Hong
               Kong) Ltd...........    4,062,506
  8,414,000   China Petroleum &
               Chemical Corp.......    4,821,125
  1,500,000   Cosco Pacific
               Limited.............    3,322,045
  9,562,400   Denway Motors
               Ltd.................    3,201,298
  3,500,000   Lianhua Supermarkets
               Holdings Ltd.,
               Class H.............    3,740,520
  3,600,000   Weichai Power Co.,
               Ltd., Class H.......    7,463,013
  7,238,000   Yanzhou Coal Mining
               Co., Ltd., Class H..    5,358,858
                                    ------------
                                      35,101,165
                                    ------------
            Egypt - 0.9%
    125,000   Egyptian Company for
               Mobile Services
               (Mobinil)...........    2,801,911
                                    ------------
            Hong Kong - 1.1%
    381,600   Hutchison Whampoa
               Ltd.................    3,478,784
                                    ------------

                                      Value
  Shares                            (Note A1)
-----------------------------------------------
           Hungary - 1.0%
    17,500   Gedeon Richtor Rt.... $  3,218,243
                                   ------------
           India - 7.3%
   601,657   Corporation Bank.....    2,912,887
   188,545   Hero Honda Motors
              Ltd.................    3,241,385
   157,000   Mahindra & Mahindra,
              Ltd.................    2,121,069
   181,000   Oil & Natural Gas
              Corp., Ltd..........    4,351,627
   315,000   Patni Computer
              Systems Ltd. ADR....    4,498,200
   360,000   Punjab National Bank
              Ltd.................    2,544,005
   441,358   Raymond Ltd..........    3,796,216
                                   ------------
                                     23,465,389
                                   ------------
           Indonesia - 2.9%
52,000,000   PT Bank Niaga Tbk....    3,087,553
 6,454,000   PT Indosat Tbk.......    2,978,608
 5,544,000   PT United Tractors
              Tbk.................    3,231,955
                                   ------------
                                      9,298,116
                                   ------------
           Israel - 3.4%
   673,262   Bank Hapoalim B.M....    2,873,396
   130,000   Check Point Software
              Technologies
              Ltd. (a)............    2,285,400
   152,000   Syneron Medical
              Ltd. (a)............    3,173,760
    89,000   Teva Pharmaceutical
              Industries Ltd.
              Sponsored ADR.......    2,811,510
                                   ------------
                                     11,144,066
                                   ------------
           Korea - 14.2%
     6,064   Pacific Corp.........      997,110
     9,936   Amorepacific
              Corp. (a)...........    4,288,516
    52,400   GS Home Shopping,
              Inc.................    3,948,986
    47,700   Hyundai Motor Co.,
              Ltd.................    4,052,300
    69,556   Kookmin Bank ADR.....    5,777,321
    12,690   POSCO................    3,404,063
    20,028   Samsung Electronics
              Co., Ltd............   12,729,259
    21,454   Shinsegae Co., Ltd...   10,741,133
                                   ------------
                                     45,938,688
                                   ------------

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                       Value
 Shares                              (Note A1)
---------------------------------------------------
          Common Stocks (continued)
          Malaysia - 0.7%
  970,100   Maxis Communications
             Bhd................... $  2,257,274
                                    ------------
          Mexico - 4.2%
   92,544   Cemex S.A. de C.V.
             ADR (a)...............    5,272,232
   40,092   Fomento Economico
             Mexicano SA de CV,
             Sponsored ADR.........    3,356,502
  262,000   Grupo Televisa S.A.
             ADR...................    5,059,220
                                    ------------
                                      13,687,954
                                    ------------
          Russia - 11.4%
  177,000   Evraz Group SA GDR
             144A..................    4,416,150
   80,000   OAO Gazprom,
             Sponsored ADR.........    3,364,000
  172,900   LUKOIL ADR.............   14,385,280
   36,800   MMC Norilsk Nickel
             ADR...................    4,784,000
  100,000   Mobile Telesystems,
             Sponsored ADR.........    2,944,000
   62,600   Polyus Gold Co. ZAO
             (a)(b)................    2,691,800
   42,750   Surgutneftegaz ADR.....    4,488,750
                                    ------------
                                      37,073,980
                                    ------------
          South Africa - 7.9%
   18,940   Impala Platinum
             Holdings Ltd..........    3,486,386
  210,000   Imperial Holdings Ltd..    3,953,975
  551,500   Massmart...............    3,615,133
  358,000   MTN Group Ltd..........    2,641,311
2,481,000   Network Healthcare
             Holdings Ltd..........    3,318,381
   67,500   Sasol Ltd..............    2,588,912
  257,000   Standard Bank Group
             Ltd...................    2,759,972
  175,700   Telkom S.A. Ltd........    3,234,399
                                    ------------
                                      25,598,469
                                    ------------
          Taiwan - 11.0%
2,966,550   Asustek Computer,
             Inc...................    7,284,093
2,975,000   Chi Mei Optoelectrics
             Corp..................    3,303,259
9,677,272   Chinatrust Financial
             Holding Co., Ltd......    8,025,164
2,851,892   President Chain Store
             Corp..................    6,253,859

                                       Value
  Shares                             (Note A1)
------------------------------------------------
            Taiwan (continued)
  6,023,277   Taiwan
               Semiconductor
               Manufacturing
               Co., Ltd............ $ 10,864,316
                                    ------------
                                      35,730,691
                                    ------------
            Thailand - 3.7%
  1,283,400   Advanced Info
               Service Public Co.,
               Ltd.................    3,030,063
  1,459,000   Bangkok Bank Public
               Co., Ltd............    4,057,031
 24,819,100   Land & Houses
               Public Co., Ltd.....    4,883,086
                                    ------------
                                      11,970,180
                                    ------------
            Turkey - 2.2%
    673,711   Akbank T.A.S.........    3,235,516
    516,806   Enka Insaat ve
               Sanayi A.S..........    3,788,278
                                    ------------
                                       7,023,794
                                    ------------
            United Kingdom - 1.0%
    179,676   HSBC Holdings plc....    3,146,406
                                    ------------
            Total -- Common Stocks
              (Cost $245,715,141)..  310,612,386
                                    ------------

 Principal
  Amount
------------
            Short-Term Investment - 2.5%
$ 8,201,000   Repurchase
               Agreement with
               State Street Bank
               and Trust
               Company, dated
               6/30/2006 at
               2.50%, to be
               repurchased at
               $8,202,709 on
               7/3/2006,
               collateralized by
               $7,485,000 U.S.
               Treasury Bond,
               6.25%, due
               8/15/2023 with a
               value of $8,370,535
               (Cost $8,201,000)...    8,201,000
                                    ------------
            TOTAL INVESTMENTS -- 98.4%
              (Cost $253,916,141)..  318,813,386
            Other Assets and
             Liabilities
             (Net) -- 1.6%.........    5,229,203
                                    ------------
            NET ASSETS -- 100.0%... $324,042,589
                                    ============

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2006 (Unaudited)



(a)Non-income producing security.
(b)Fair-valued security as of June 30, 2006 (see Notes to Financial Statements, Note A1). As of June 30, 2006, this security represents $2,691,800, 0.8% of net assets.
144ASecurity issued in a transaction exempt from registration under Rule 144A
    ("Rule 144A Security") of the Securities Act of 1933, as amended (the "Securities Act") that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At June 30, 2006, Rule 144A Securities that have been deemed to be liquid represent $4,416,150, 1.4% of net assets.
ADRAmerican Depositary Receipt
GDRGlobal Depositary Receipt

   At June 30, 2006, sector diversification of the Emerging Markets Fund was as follows:

                                              % of
                                              Net      Market
                                             Assets    Value
                ------------------------------------------------
                Energy......................  16.5  $ 53,648,152
                Financials..................  14.5    46,897,627
                Information Technology......  12.6    40,964,526
                Consumer Staples............  10.2    32,992,773
                Materials...................   9.7    31,356,415
                Consumer Discretionary......   9.4    30,303,559
                Industrials.................   9.0    29,147,194
                Telecommunication
                 Services...................   8.9    28,889,424
                Health Care.................   3.9    12,521,893
                Short-Term Investment.......   2.5     8,201,000
                Utilities...................   1.2     3,890,823
                                             -----  ------------
                  Total Investments.........  98.4   318,813,386
                Other Assets and Liabilities
                 (Net)......................   1.6     5,229,203
                                             -----  ------------
                  Net Assets................ 100.0  $324,042,589
                                             =====  ============

The accompanying notes are an integral part of the financial statements.

                          PORTFOLIO MANAGEMENT REVIEW

                           INTERNATIONAL GROWTH FUND

Market conditions during the six months ended June 30, 2006

   The first half of 2006 proved to be a challenging environment for international equities. After beginning the period with very strong performance in the first four months of the year, equity markets began to pare back gains during the latter half of the second quarter. If not for a late June rally, the MSCI All Country World Index ex U.S. benchmark (the "Index") would not have finished the second quarter in positive territory. The Index ended the six month period with an overall return of 9.99% in U.S. dollars.

   Performance within regions and sectors varied widely as investors concerned themselves with rising inflation expectations, various central bank tightening measures and potential signs of slowing economic growth in the second half of the year. While the European region handily beat the benchmark return during this period (+14%) this was countered by relatively weak performance in Japan (+2%). The Emerging Markets region posted a respectable USD return of 7.3%, however this lagged all of the developed regions in the benchmark, with the exception of the aforementioned Japan.

   The first six months of 2006 saw a strong continuation of the dominance of the Energy and Basic Material sectors within the Benchmark. With the exception of the Utilities sector (+17.7%) these were the only two sectors that dramatically outperformed during the period. Out performance was also seen in the Health Care, Financials and Consumer Staples sectors, but this out performance was modest at best. Sectors that are more economically sensitive such as Information Technology, Industrials and Consumer Discretionary lagged. The clear standout during the period was the Information Technology sector which struggled to post a slightly positive return of 0.4% in USD.

Fund performance during the six months ended June 30, 2006

   The Institutional Class shares were up 5.47% during the first six months of 2006, underperforming the MSCI ACWI ex USA Index (the "Index") 9.99% return. The Advisor Class shares were up 5.40% during the first six months of 2006, underperforming the Index's 9.99% return.

   The Fund's return includes the effect of the adviser's reimbursement of the Fund during the first six months of 2006 for Fund expenses. Without such reimbursement, the Fund's return would have been lower.

   Attribution by region indicated that the Fund was hurt primarily by negative stock selection. Among regions, Europe had the largest negative impact, primarily from stock selection. Holding a different mix of currencies than the Index lowered the relative return. The Fund's average 1.7% cash holdings lowered the active return.

Market Outlook

   The impact on global growth from high energy and commodity prices and rising interest rates will likely be a focus point for the equity markets over the last 6 months of 2006. As we approach the final stages of the year, the market will also begin to focus much more at what is expected in 2007. The initial indications of a slowing U.S. consumer and U.S. housing market may cause negative, wide reaching implications for those companies exposed directly to these sector fundamentals and regions and countries that rely on this growth as a destination for their exports. Our expectations of rising interest rates in Japan, the first rise in many years, may also bring with it wide ranging implications for equities in this region of the world. Balancing these risks, in our opinion, is the view that global growth continues to be positive, corporate balance sheets remain relatively strong and inflation and interest rates remain at relatively low levels, albeit higher than in previous quarters. What is clear, in our opinion, is that a solid understanding of corporate fundamentals, market positioning, and growth strategy at an individual company level combined with a disciplined process of investing in stocks of these companies is, and shall continue to be, the most effective way to consistently add value to Fund performance over the long term. The management team of the Fund will continue as always to monitor the situations of our high quality universe of companies in order to take advantage of opportunities to add stocks of these companies to the Fund at reasonable valuation levels.

   In our opinion, the Fund continues to be structured favorably in the event that risk premiums widen in global equity markets and/or global growth slows in the future. Our intent focus on quality and secular growth should allow the Fund to weather this potential storm as investors move from shorter term momentum and cyclical growth to a focus on duration and long term value. The Fund is positioned with an under weight in Energy and Basic Materials sectors and in the area of Emerging Markets relative to the benchmark. This allows the Fund to be opportunistic in these areas in the event that prices in high quality companies become attractive throughout the remainder of the year. Within the broader interest rate sensitive areas, such as Financials and Utilities, the Fund is also positioned with a relative under weight versus the benchmark. The largest relative overweight positions in the Fund are in the Information Technology, Consumer Discretionary and Healthcare sectors all of which are the result of a collection of very stock specific growth companies. In general, the Fund remains fully invested in equities of reasonably priced, high quality companies that have demonstrated their ability to create their own opportunities for growth over the long term. We believe that a well diversified portfolio of these types of companies should add value over the long run.

                                          For the International Growth Fund Team
                                          Thomas R. Tibbles, CFA
                                          Chief Investment Officer -- Growth
                                            Team
                                          Hansberger Global Investors, Inc.

Change in value of a $1,000,000 Investment in the International Growth Fund vs.
                    MSCI ACWI ex U.S. Index 6/23/03-6/30/06

                                    [CHART]

           Hansberger International  Growth Fund      MSCI ACWI ex U.S. Index
           ------------------------  -----------      -----------------------
 6/03                    $995,000                            $1,000,000
12/03                   1,251,511                             1,272,800
 6/04                   1,252,888                             1,324,985
12/04                   1,427,665                             1,544,667
 6/05                   1,419,675                             1,549,610
 7/05                   1,474,437                             1,609,384
 8/05                   1,526,099                             1,665,774
 9/05                   1,571,562                             1,715,398
10/05                   1,529,199                             1,669,158
11/05                   1,569,495                             1,713,142
12/05                   1,663,323                             1,809,007
 1/06                   1,787,024                             1,905,791
 2/06                   1,749,069                             1,900,288
 3/06                   1,798,621                             1,955,484
 4/06                   1,859,770                             2,056,313
 5/06                   1,789,132                             1,961,511
 6/06                   1,764,599                             1,959,554
                            [CHART]

           Hansberger International  Growth Fund      MSCI ACWI ex U.S. Index
           ------------------------  -----------      -----------------------
 6/03                    $995,000                            $1,000,000
12/03                   1,251,511                             1,272,800
 6/04                   1,252,888                             1,324,985
12/04                   1,427,665                             1,544,667
 6/05                   1,419,675                             1,549,610
 7/05                   1,474,437                             1,609,384
 8/05                   1,526,099                             1,665,774
 9/05                   1,571,562                             1,715,398
10/05                   1,529,199                             1,669,158
11/05                   1,569,495                             1,713,142
12/05                   1,663,323                             1,809,007
 1/06                   1,787,024                             1,905,791
 2/06                   1,749,069                             1,900,288
 3/06                   1,798,621                             1,955,484
 4/06                   1,859,770                             2,056,313
 5/06                   1,789,132                             1,961,511
 6/06                   1,764,599                             1,959,554
                            [CHART]

           Hansberger International  Growth Fund      MSCI ACWI ex U.S. Index
           ------------------------  -----------      -----------------------
 6/03                    $995,000                            $1,000,000
12/03                   1,251,511                             1,272,800
 6/04                   1,252,888                             1,324,985
12/04                   1,427,665                             1,544,667
 6/05                   1,419,675                             1,549,610
 7/05                   1,474,437                             1,609,384
 8/05                   1,526,099                             1,665,774
 9/05                   1,571,562                             1,715,398
10/05                   1,529,199                             1,669,158
11/05                   1,569,495                             1,713,142
12/05                   1,663,323                             1,809,007
 1/06                   1,787,024                             1,905,791
 2/06                   1,749,069                             1,900,288
 3/06                   1,798,621                             1,955,484
 4/06                   1,859,770                             2,056,313
 5/06                   1,789,132                             1,961,511
 6/06                   1,764,599                             1,959,554
                            [CHART]

           Hansberger International  Growth Fund      MSCI ACWI ex U.S. Index
           ------------------------  -----------      -----------------------
 6/03                    $995,000                            $1,000,000
12/03                   1,251,511                             1,272,800
 6/04                   1,252,888                             1,324,985
12/04                   1,427,665                             1,544,667
 6/05                   1,419,675                             1,549,610
 7/05                   1,474,437                             1,609,384
 8/05                   1,526,099                             1,665,774
 9/05                   1,571,562                             1,715,398
10/05                   1,529,199                             1,669,158
11/05                   1,569,495                             1,713,142
12/05                   1,663,323                             1,809,007
 1/06                   1,787,024                             1,905,791
 2/06                   1,749,069                             1,900,288
 3/06                   1,798,621                             1,955,484
 4/06                   1,859,770                             2,056,313
 5/06                   1,789,132                             1,961,511
 6/06                   1,764,599                             1,959,554
                            [CHART]

           Hansberger International  Growth Fund      MSCI ACWI ex U.S. Index
           ------------------------  -----------      -----------------------
 6/03                    $995,000                            $1,000,000
12/03                   1,251,511                             1,272,800
 6/04                   1,252,888                             1,324,985
12/04                   1,427,665                             1,544,667
 6/05                   1,419,675                             1,549,610
 7/05                   1,474,437                             1,609,384
 8/05                   1,526,099                             1,665,774
 9/05                   1,571,562                             1,715,398
10/05                   1,529,199                             1,669,158
11/05                   1,569,495                             1,713,142
12/05                   1,663,323                             1,809,007
 1/06                   1,787,024                             1,905,791
 2/06                   1,749,069                             1,900,288
 3/06                   1,798,621                             1,955,484
 4/06                   1,859,770                             2,056,313
 5/06                   1,789,132                             1,961,511
 6/06                   1,764,599                             1,959,554
                            [CHART]

           Hansberger International  Growth Fund      MSCI ACWI ex U.S. Index
           ------------------------  -----------      -----------------------
 6/03                    $995,000                            $1,000,000
12/03                   1,251,511                             1,272,800
 6/04                   1,252,888                             1,324,985
12/04                   1,427,665                             1,544,667
 6/05                   1,419,675                             1,549,610
 7/05                   1,474,437                             1,609,384
 8/05                   1,526,099                             1,665,774
 9/05                   1,571,562                             1,715,398
10/05                   1,529,199                             1,669,158
11/05                   1,569,495                             1,713,142
12/05                   1,663,323                             1,809,007
 1/06                   1,787,024                             1,905,791
 2/06                   1,749,069                             1,900,288
 3/06                   1,798,621                             1,955,484
 4/06                   1,859,770                             2,056,313
 5/06                   1,789,132                             1,961,511
 6/06                   1,764,599                             1,959,554

     ----------------------------------------------------------------------

                                    Total Return -- Institutional Class
     ----------------------------------------------------------------------
                                                          MSCI ACWI ex U.S.
     Time Period                International Growth Fund Index
     ----------------------------------------------------------------------
     Six Months                           5.47%                 9.99%
     ----------------------------------------------------------------------
     One Year                            23.57%                28.40%
     ----------------------------------------------------------------------
     Average Annual Three Year           21.00%                25.77%
     ----------------------------------------------------------------------
     Average Annual
     Since Inception (6/23/03)           20.61%                24.26%
     ----------------------------------------------------------------------

                                 . . . .  International Growth Fund
                                 ----  MSCI ACWI ex U.S. Index

The above graph compares the Fund's performance with the MSCI All Country World Index ex U.S. (the "Index"), a broad-based unmanaged index that represents the general performance of international equity markets. Total returns for the Fund and the Index include reinvestment of all dividends and capital gains. For the periods above, the Fund limited expenses, without which total returns for the Fund would have been lower. Dividends in the Index are reinvested gross of withholding taxes. The Index is float weighted. The Index does not include commissions or fees that an investor purchasing the securities in the Index would pay. Past performance is no guarantee of future results, and the investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Additionally, the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund's shares. Although the investment characteristics of the Index are similar to those of the Fund, the securities owned by the Fund and those comprising the Index are likely to be different, and any securities that the Fund and the Index have in common are likely to have different weightings in the respective portfolios. Investors cannot invest directly in the Index.

  International Growth Fund

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                       Value
 Shares                              (Note A1)
------------------------------------------------
          Common Stocks - 99.6%
          Australia - 2.8%
  872,475   Computershare Ltd..... $   5,089,439
  206,543   Woodside Petroleum
             Ltd..................     6,753,212
                                   -------------
                                      11,842,651
                                   -------------
          Austria - 1.2%
   92,853   Erste Bank der
             oesterreichischen
             Sparkassen AG........     5,225,601
                                   -------------
          Belgium - 1.3%
  111,700   InBev NV..............     5,479,062
                                   -------------
          Brazil - 1.2%
   92,500   Aracruz Celulose S.A.
             ADR..................     4,848,850
                                   -------------
          Canada - 4.0%
  117,732   Cameco Corp...........     4,705,748
  187,000   Manulife Financial
             Corp.................     5,940,990
   78,122   Suncor Energy, Inc....     6,328,663
                                   -------------
                                      16,975,401
                                   -------------
          China - 1.2%
8,600,000   China Petrolium &
             Chemical Corp.,
             Class H..............     4,927,700
                                   -------------
          Denmark - 2.2%
  330,600   Vestas Wind Systems
             A/S (a)..............     9,041,848
                                   -------------
          Finland - 1.0%
  312,920   Nokian Renkaat Oyj....     4,114,472
                                   -------------
          France - 7.9%
    2,245   Arkema, Sponsored
             ADR (a)..............        87,582
   44,810   Essilor International
             S.A..................     4,510,632
   45,889   LVMH Moet Hennessy
             Louis Vuitton S.A....     4,554,681
   60,700   Schneider Electric
             S.A..................     6,327,526
   98,531   Technip S.A...........     5,456,931
  103,300   Total S.A. ADR........     6,768,216
  102,900   Veolia
             Environnement........     5,318,533
                                   -------------
                                      33,024,101
                                   -------------
          Germany - 6.1%
  110,100   Adidas AG.............     5,263,981
   28,288   Allianz AG............     4,469,173

                                       Value
 Shares                              (Note A1)
------------------------------------------------
          Germany (continued)
   57,554   RWE AG................ $   4,788,621
   85,900   SAP AG ADR............     4,511,468
   75,241   Siemens AG
             (Registered).........     6,547,005
                                   -------------
                                      25,580,248
                                   -------------
          Hong Kong - 4.5%
  999,000   Esprit Holdings Ltd...     8,168,175
2,917,000   Foxconn International
             Holdings Ltd. (a)....     6,216,133
2,349,023   Shangri-La Asia Ltd...     4,521,831
                                   -------------
                                      18,906,139
                                   -------------
          India - 2.2%
   83,000   HDFC Bank Ltd.
             ADR..................     4,527,650
   63,400   Infosys Technologies
             Ltd. ADR.............     4,844,394
                                   -------------
                                       9,372,044
                                   -------------
          Israel - 1.0%
  135,800   Teva Pharmaceutical
             Industries Ltd.
             ADR..................     4,289,922
                                   -------------
          Italy - 2.5%
1,351,400   UniCredito Italiano
             S.p.A................    10,578,474
                                   -------------
          Japan - 16.4%
  246,700   Denso Corp............     8,062,373
  110,800   Ibiden Co. Ltd........     5,325,061
   92,000   Nidec Corp............     6,592,101
   89,600   Nitto Denko Corp......     6,380,986
   40,760   Orix Corp.............     9,954,928
  431,000   Sharp Corp............     6,809,228
   48,500   SMC Corp..............     6,861,368
      687   Sumitomo Mitsui
             Financial Group,
             Inc..................     7,263,806
  223,000   THK Co. Ltd...........     6,644,792
   97,100   Toyota Motor Corp.....     5,082,393
                                   -------------
                                      68,977,036
                                   -------------
          Korea - 2.2%
   58,200   Kookmin Bank ADR......     4,834,092
   14,125   Samsung Electronics
             Co., Ltd. GDR,
             144A.................     4,438,781
                                   -------------
                                       9,272,873
                                   -------------

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                      Value
 Shares                             (Note A1)
-----------------------------------------------
          Common Stocks (continued)
          Mexico - 1.2%
  175,161   Wal Mart De Mexico
             S.A. de C.V. ADR.... $   4,919,186
                                  -------------
          Netherlands - 1.1%
  142,800   Koninklijke (Royal)
             Philips Electronics
             NV..................     4,446,792
                                  -------------
          Singapore - 2.6%
  445,000   DBS Group Holdings
             Ltd.................     5,088,606
  636,000   Keppel Corp. Ltd.....     5,906,561
                                  -------------
                                     10,995,167
                                  -------------
          Spain - 6.5%
  484,100   Banco Bilbao Vizcaya
             Argentaria S.A......     9,956,548
  409,503   Banco Santander
             Central Hispano
             S.A.................     5,981,510
  689,968   Telefonica S.A.......    11,490,201
                                  -------------
                                     27,428,259
                                  -------------
          Switzerland - 11.8%
   82,156   Credit Suisse Group..     4,596,516
   85,420   Holcim Ltd.
             (Registered)........     6,546,852
   15,425   Nestle S.A.
             (Registered)........     4,844,955
  182,900   Novartis AG
             (Registered)........     9,903,873
   47,430   Roche Holding AG.....     7,840,663
   48,696   Syngenta AG
             (Registered) (a)....     6,472,619
   38,605   Synthes, Inc.........     4,657,673
   40,920   UBS AG (Registered)..     4,485,117
                                  -------------
                                     49,348,268
                                  -------------
          Taiwan - 1.1%
  495,065   Taiwan Semiconductor
             Manufacturing Co.,
             Ltd., Sponsored
             ADR.................     4,544,695
                                  -------------
          United Kingdom - 17.6%
3,140,938   ARM Holdings plc.....     6,577,817
  630,998   Barclays plc.........     7,170,246
  325,800   BHP Billiton plc.....     6,319,908
   92,500   BP plc ADR...........     6,438,925
  774,124   British Sky
             Broadcasting plc....     8,209,716
  119,791   Carnival plc.........     4,880,035
1,911,820   Hays plc.............     4,772,709
  394,407   HBOS plc.............     6,855,777

                                         Value
Shares                                 (Note A1)
--------------------------------------------------
        United Kingdom (continued)
684,271   Prudential plc............ $   7,731,318
130,120   Reckitt Benckiser plc.....     4,860,485
561,717   Smith & Nephew plc........     4,326,301
938,164   Tesco plc.................     5,794,413
                                     -------------
                                        73,937,650
                                     -------------
        Total -- Common Stocks
          (Cost $401,647,077).......   418,076,439
                                     -------------
        TOTAL INVESTMENTS -- 99.6%
          (Cost $401,647,077).......   418,076,439
        Other Assets and Liabilities
         (Net) -- 0.4%..............     1,521,301
                                     -------------
        NET ASSETS -- 100.0%........ $ 419,597,740
                                     =============

(a)Non-income producing security.
 144ASecurity issued in a transaction exempt from registration under Rule 144A
     (Rule 144A Security") of the Securities Act of 1933, as amended (the "Securities Act") that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At June 30, 2006, Rule 144A Securities that have been deemed to be liquid represent $4,438,781, 1.1% of net assets.
ADRAmerican Depositary Receipt
GDRGlobal Depositary Receipt

   At June 30, 2006, sector diversification of the International Growth Fund was as follows:

                                              % of
                                              Net
                                             Assets Market Value
                ------------------------------------------------
                Financials..................  24.9  $104,660,353
                Consumer Discretionary......  15.3    64,113,676
                Information Technology......  11.5    48,139,888
                Industrials.................  11.0    46,101,810
                Energy......................   9.9    41,379,396
                Health Care.................   8.4    35,529,064
                Materials...................   7.3    30,656,796
                Consumer Staples............   6.2    25,898,101
                Telecommunication
                 Services...................   2.7    11,490,200
                Utilities...................   2.4    10,107,155
                                             -----  ------------
                  Total Investments.........  99.6   418,076,439
                Other Assets and Liabilities
                 (Net)......................   0.4     1,521,301
                                             -----  ------------
                  Net Assets................ 100.0  $419,597,740
                                             =====  ============

The accompanying notes are an integral part of the financial statements.

                          PORTFOLIO MANAGEMENT REVIEW

                            INTERNATIONAL CORE FUND

Market conditions during the six months ended June 30, 2006

   The first half of 2006 proved to be a challenging environment for international equities. After beginning the period with very strong performance in the first four months of the year, equity markets began to pare back gains during the latter half of the second quarter. Central banks in major and emerging markets strove to contain inflationary concerns by raising interest rates, thus spooking investors and stimulating volatility in the global equity markets. By June 13/th/, the MSCI All Country World Index ex USA benchmark ("Index") had dropped 10.9% in local terms on a quarter-to-date basis. If not for a late June rally, underscored by more benign comments by the Federal Reserve, the Index would not have finished the quarter in positive territory with a U.S. dollar return of 0.2%. In local terms, the total return of the Index for the six months ended June 30/th/ was a positive 4.3%; but in U.S. dollar terms, the Index generated a total return of 9.9%.

   As liquidity seeped out of the system, investors moved away from riskier asset classes like commodities and emerging markets. For example, from their record highs in the second quarter, copper prices dropped 20% and zinc dropped 22%. Individual emerging markets displayed a wide range of results. On one hand, the Peruvian market was up 28% in U.S. dollar terms, benefiting from the successful candidacy for presidency of the moderate Alan Garcia over a radical-nationalist. The Turkish market yielded a negative 25% return in U.S. dollar terms, however, as the country's central bank raised the overnight interest rate to 1/417.25% to battle inflation. In total, the MSCI Emerging Markets Index rose 7.3% in U.S. dollar terms in the first half of 2006.

   The weakness in the U.S. dollar enhanced returns in many developed markets in the first half. Europe and Pacific ex Japan were up 5.4% and 8.1%, respectively, in local currency, but in U.S. dollars were up 14% and 9.3%, respectively. The Japanese market gave back almost all of its gains from the first quarter in the second quarter and, in total, dropped 1.2% in Japanese yen terms in the first half. Still, when calculated in U.S dollar terms the Japanese index rose 2% over the same period. The Developed Markets World ex USA Index rose 10.4% for the six months ended June 30/th/, 2006.

Fund performance during the six months ended June 30, 2006

   The Institutional Class shares were up 7.87% during the first six months of 2006, underperforming the MSCI ACWI ex USA ("Index") 9.99% return. The Advisor Class shares were up 7.68% during the first six months of 2006, underperforming the Index's 9.99% return.

   The Fund's return includes the effect of the adviser's reimbursement of the Fund during the first six months of 2006 for Fund expenses. Without such reimbursement, the Fund's return would have been lower.

   Attribution by region indicated that the Fund had negative selection with allocation among regions also providing a negative effect. Among regions, United Kingdom had the largest negative impact, primarily from stock selection. Holding a different mix of currencies than the Index had little net effect on the relative return. The Fund's average 2.1% cash holdings lowered the active return.

Market Outlook

   We anticipate that global equity markets will continue to be volatile during the second half of this year as investors monitor the progression of high energy and commodity prices, inflation and interest rates around the world. We remain optimistic, however, about investing in international equities, where there are some economic bright spots. GDP forecasts have recently been upgraded for Canada and Switzerland, Japan's economy may benefit from expanding export and domestic demand and many emerging markets are estimated to post GDP growth in excess of 4% for this year. Global growth continues to be positive and corporate balance sheets remain relatively strong. Inflation and interest rates remain at relatively low levels, albeit higher than in previous quarters. The initial indications of a slowing U.S. consumer and U.S. housing market may cause negative, wide reaching implications for those companies exposed directly to these sector fundamentals and regions and countries that rely on this growth as a destination for their exports. International markets, in general, continue to trade at attractive valuation levels versus that of the U.S.

   To the extent that volatility in the market place coincides with investors' flight to quality, your portfolio could benefit from its bias towards larger cap stocks.

   We welcome the opportunity to discuss our outlook for the international equity markets and your portfolio at your convenience. In the meantime, we thank you for your continued trust and support.

                                          For the International Core Fund Team
                                          Lauretta A. ("Retz") Reeves, CFA
                                          Chief Investment Officer -- Value Team
                                          Hansberger Global Investors, Inc.

                                          Thomas R. Tibbles, CFA
                                          Chief Investment Officer -- Growth
                                            Team
                                          Hansberger Global Investors, Inc.

                                          Neil E. Riddles, CFA
                                          International Core Team Member
                                          Hansberger Global Investors, Inc.

  International Core Fund

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                         Value
Shares                                 (Note A1)
-----------------------------------------------------
        Common Stocks - 98.6%
        Australia - 2.1%
 17,615   Westpac Banking Corp....... $    304,728
 43,579   Computershare Ltd..........      254,211
 10,293   Woodside Petroleum
           Ltd.......................      336,544
                                      ------------
                                           895,483
                                      ------------
        Austria - 0.6%
  4,573   Erste Bank der
           oesterreichischen
           Sparkassen AG.............      257,360
                                      ------------
        Belgium - 0.7%
  5,600   InBev NV...................      274,689
                                      ------------
        Brazil - 2.5%
  4,600   Aracruz Celulose S.A.
           ADR.......................      241,132
  5,200   Companhia Energetica de
           Minas Gerais ADR..........      221,572
 13,000   Companhia Vale Do Rio
           Doce, Sponsored
           ADR.......................      267,540
  3,500   Petroleo Brasileiro S.A.
           ADR.......................      312,585
                                      ------------
                                         1,042,829
                                      ------------
        Canada - 3.8%
  6,900   Alcan, Inc.................      323,886
  5,933   Cameco Corp................      237,142
 19,249   Celestica, Inc. (a)........      183,635
  4,000   Inco Ltd...................      263,600
  9,400   Manulife Financial
           Corp......................      298,638
  3,874   Suncor Energy, Inc.........      313,833
                                      ------------
                                         1,620,734
                                      ------------
        China - 1.5%
428,000   China Petrolium & Chemical
           Corp. Class H.............      245,239
516,000   Denway Motors Ltd..........      172,746
282,000   Yanzhou Coal Mining Co.
           Ltd. Class H..............      208,787
                                      ------------
                                           626,772
                                      ------------
        Denmark - 1.1%
 16,600   Vestas Wind Systems
           A/S (a)...................      454,007
                                      ------------
        Finland - 1.0%
 11,600   Nokia Oyj ADR..............      235,016
 15,660   Nokian Renkaat Oyj.........      205,908
                                      ------------
                                           440,924
                                      ------------

                                        Value
Shares                                (Note A1)
-------------------------------------------------
        France - 11.0%
    125   Arkema, Sponsored
           ADR (a).................. $      4,877
  7,200   Axa S.A...................      236,307
  3,795   BNP Paribas...............      363,322
  7,650   Carrefour S.A.............      448,532
  8,491   Credit Agricole S.A.......      323,097
  2,206   Essilor International
           S.A......................      222,059
 14,200   France Telecom S.A........      305,312
  2,254   LVMH Moet Hennessy
           Louis Vuitton S.A........      223,719
  5,100   Schneider Electric S.A....      531,637
 14,600   STMicroelectronics
           N.V......................      235,107
  5,400   Suez S.A..................      224,473
  4,923   Technip S.A...............      272,650
 10,100   Total S.A. ADR............      661,752
  5,200   Veolia Environnement......      268,770
  9,680   Vivendi S.A...............      339,245
                                     ------------
                                        4,660,859
                                     ------------
        Germany - 4.3%
  9,700   Adidas AG.................      463,766
  1,393   Allianz AG................      220,078
  3,000   E.ON AG...................      345,420
  2,864   RWE AG....................      238,291
  4,200   SAP AG ADR................      220,584
  3,708   Siemens AG
           (Registered).............      322,647
                                     ------------
                                        1,810,786
                                     ------------
        Greece - 0.4%
  7,480   Folli-Follie S.A.
           (Registered).............      174,890
                                     ------------
        Hong Kong - 3.1%
 49,000   Esprit Holdings Ltd.......      400,641
144,000   Foxconn International
           Holdings Ltd. (a)........      306,864
 18,000   Hutchison Whampoa Ltd.....      164,094
264,000   Johnson Electric Holdings
           Ltd......................      192,061
118,000   Shangri-La Asia Ltd.......      227,148
                                     ------------
                                        1,290,808
                                     ------------
        India - 1.5%
  4,200   HDFC Bank Ltd. ADR........      229,110
  3,200   Infosys Technologies Ltd.
           ADR......................      244,512
 10,712   Patni Computer Systems
           Ltd ADR..................      152,967
                                     ------------
                                          626,589
                                     ------------

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                        Value
Shares                                (Note A1)
-------------------------------------------------
        Common Stocks (continued)
        Israel - 0.9%
  9,900   Check Point Software
           Technologies Ltd. (a).... $    174,042
  6,900   Teva Pharmaceutical
           Industries Ltd. ADR......      217,971
                                     ------------
                                          392,013
                                     ------------
        Italy - 3.2%
 11,400   Eni S.p.A.................      335,804
  7,800   Saipem S.p.A..............      177,484
104,600   UniCredito Italiano
           S.p.A....................      818,787
                                     ------------
                                        1,332,075
                                     ------------
        Japan - 17.7%
 24,000   Ajinomoto Co., Inc........      265,711
 16,000   Asahi Glass Co., Ltd......      202,866
 29,000   Bank of Yokohama (The),
           Ltd......................      224,266
  6,600   Canon, Inc................      323,541
 12,000   Chugoku Bank (The), Ltd...      163,579
 12,400   Denso Corp................      405,243
  5,600   Ibiden Co. Ltd............      269,137
 60,000   Isuzu Motors Ltd..........      194,512
 35,000   Joyo Bank.................      212,251
 12,000   JS Group Corp.............      252,185
     44   KDDI Corp.................      270,290
 36,000   Marubeni Corp.............      191,891
  4,600   Nidec Corp................      329,605
  1,900   Nintendo Co. Ltd..........      318,770
 21,900   Nissan Motor Co., Ltd.....      239,208
  4,400   Nitto Denko Corp..........      313,352
 12,700   Nomura Holdings, Inc......      238,042
  2,050   Orix Corp.................      500,677
 21,000   Sharp Corp................      331,772
 14,000   Shionogi & Co., Ltd.......      249,563
  2,500   SMC Corp..................      353,679
 16,000   Sumitomo Corp.............      210,975
     35   Sumitomo Mitsui Financial
           Group, Inc...............      370,063
 23,000   Sumitomo Trust &
           Banking Co., Ltd.........      251,223
  3,400   Takeda Pharmaceutical
           Co., Ltd.................      211,535
 11,000   THK Co. Ltd...............      327,770
  4,800   Toyota Motor Corp.........      251,241
                                     ------------
                                        7,472,947
                                     ------------

                                         Value
Shares                                 (Note A1)
--------------------------------------------------
       Korea - 2.3%
 2,900   Kookmin Bank ADR............ $    240,874
 1,610   Samsung Electronics Co.,
          Ltd. GDR, 144A.............      505,943
   450   Shinsegae Co., Ltd..........      225,296
                                      ------------
                                           972,113
                                      ------------
       Mexico - 1.1%
 3,600   Cemex S.A de C.V.,
          Sponsored ADR (a)..........      205,092
 8,704   Wal Mart De Mexico S.A. de
          C.V. ADR...................      244,441
                                      ------------
                                           449,533
                                      ------------
       Netherlands - 2.2%
 7,400   ABN AMRO Holding N.V........      202,456
 7,800   ING Groep N.V...............      306,581
 7,000   Koninklijke (Royal) Philips
          Electronics NV.............      217,980
 4,800   Koninklijke Numico N.V......      215,433
                                      ------------
                                           942,450
                                      ------------
       Norway - 0.4%
11,600   Norske Skogsindustrier
          ASA........................      170,043
                                      ------------
       Russia - 0.9%
 6,788   Evraz Group SA GDR
          144A.......................      169,361
 2,500   LUKOIL ADR..................      208,000
                                      ------------
                                           377,361
                                      ------------
       Singapore - 2.1%
53,000   DBS Group Holdings Ltd......      606,059
32,000   Keppel Corp. Ltd............      297,185
                                      ------------
                                           903,244
                                      ------------
       South Africa - 0.2%
 2,600   Sasol Ltd...................       99,721
                                      ------------
       Spain - 3.8%
23,800   Banco Bilbao Vizcaya
          Argentaria S.A.............      489,498
35,854   Banco Santander Central
          Hispano S.A................      523,710
34,644   Telefonica S.A..............      576,935
                                      ------------
                                         1,590,143
                                      ------------
       Sweden - 1.1%
19,200   Eniro AB....................      202,091
 9,800   Svenska Handelsbanken
          AB.........................      252,600
                                      ------------
                                           454,691
                                      ------------

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2006 (Unaudited)


                                       Value
Shares                               (Note A1)
------------------------------------------------
        Common Stocks (continued)
        Switzerland - 9.6%
  3,380   CIBA Specialty
           Chemicals............... $    188,415
  8,821   Credit Suisse Group......      493,523
  4,240   Holcim Ltd. (Registered).      324,967
  3,880   Lonza Group AG
           (Registered)............      266,114
  1,576   Nestle S.A. (Registered).      495,018
 14,885   Novartis AG
           (Registered)............      806,010
  2,380   Roche Holding AG.........      393,438
    456   Serono S.A...............      314,991
  2,399   Syngenta AG (a)..........      318,872
  1,942   Synthes, Inc.............      234,301
  2,000   UBS AG (Registered)......      219,214
                                    ------------
                                       4,054,863
                                    ------------
        Taiwan - 1.0%
 48,244   Taiwan Semiconductor
           Manufacturing Co.,
           Ltd.....................      442,876
                                    ------------
        United Kingdom - 18.5%
154,685   ARM Holdings plc.........      323,945
  4,600   AstraZeneca plc..........      277,646
 31,500   Barclays plc.............      357,945
 27,600   BHP Billiton plc.........      535,388
  7,700   BP plc ADR...............      535,997
 66,623   British Sky Broadcasting
           plc.....................      706,548
  5,997   Carnival plc.............      244,305
 42,383   Cattles plc..............      258,049
  9,300   GlaxoSmithKline plc......      259,855
 95,207   Hays plc.................      237,677
 31,923   HBOS plc.................      554,901
 18,400   HSBC Holdings plc........      322,213
 48,571   Kingfisher plc...........      214,215
  6,400   Man Group plc............      301,553
 77,600   Old Mutual plc...........      234,261
 33,701   Prudential plc...........      380,775
  6,300   Reckitt Benckiser plc....      235,329
 38,700   Reuters Group plc........      275,522
  6,796   Royal Bank of Scotland
           Group plc...............      223,444
105,000   Signet Group plc.........      186,400
 67,862   Smith & Nephew plc.......      522,668
 46,630   Tesco plc................      288,002
 15,100   Vodafone Group plc
           ADR.....................      321,630
                                    ------------
                                       7,798,268
                                    ------------
        Total -- Common Stocks
          (Cost $38,058,422).......   41,629,071
                                    ------------

Principal                                 Value
 Amount                                 (Note A1)
---------------------------------------------------
          Short-Term Investment - 0.6%
$250,000    Repurchase Agreement
             with State Street Bank
             and Trust Company,
             dated 6/30/2006 at
             2.50%, to be
             repurchased at
             $250,052 on 7/3/2006,
             collateralized by
             $230,000 U.S. Treasury
             Bond, 6.25%, due
             8/15/2023 with a value
             of $257,211
             (Cost $250,000).......... $    250,000
                                       ------------
          TOTAL INVESTMENTS -- 99.2%
            (Cost $38,308,422)........   41,879,071
          Other Assets and Liabilities
           (Net) -- 0.8%..............      350,222
                                       ------------
          NET ASSETS -- 100.0%........ $ 42,229,293
                                       ============

(a)Non-income producing security.
144ASecurity issued in a transaction exempt from registration under Rule 144A
    ("Rule 144A Security") of the Securities Act of 1933, as amended (the "Securities Act") that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At June 30, 2006, Rule 144A Securities that have been deemed to be liquid represent $675,304, 1.6% of net assets.
ADRAmerican Depositary Receipt
GDRGlobal Depositary Receipt

The accompanying notes are an integral part of the financial statements.

  Portfolio of Investments
  June 30, 2006 (Unaudited)



   At June 30, 2006, sector diversification of the International Core Fund was as follows:

                                              % of
                                              Net
                                             Assets Market Value
                ------------------------------------------------
                Financials..................  26.0  $10,979,184
                Consumer Discretionary......  13.4    5,677,101
                Information Technology......  10.7    4,520,754
                Energy......................   9.3    3,945,538
                Industrials.................   8.9    3,738,673
                Health Care.................   8.8    3,710,037
                Materials...................   8.5    3,592,638
                Consumer Staples............   6.4    2,692,453
                Telecommunication Services..   3.5    1,474,167
                Utilities...................   3.1    1,298,526
                Short-Term Investment.......   0.6      250,000
                                             -----  -----------
                  Total Investments.........  99.2   41,879,071
                Other Assets and Liabilities
                 (Net)......................   0.8      350,222
                                             -----  -----------
                  Net Assets................ 100.0  $42,229,293
                                             =====  ===========

The accompanying notes are an integral part of the financial statements.

  Statements of Assets and Liabilities

  June 30, 2006 (Unaudited)

                                                                International   Emerging   International International
                                                                    Value       Markets       Growth         Core
                                                                    Fund          Fund         Fund          Fund
                                                                ------------- ------------ ------------- -------------
ASSETS:
Investments, at Value -- see accompanying portfolios (Note A1). $254,013,219  $318,813,386 $418,076,439   $41,879,071
Foreign Currency, at Value.....................................      217,108     2,238,105    2,434,128            --
Cash...........................................................           64           825           --         1,339
Investment Securities Sold.....................................    4,225,023     3,207,342    3,715,528       610,072
Dividends and Interest Receivable..............................    1,008,706     1,821,188      406,698        92,362
Receivable for Fund Shares Sold................................       95,811            --           --            --
Foreign Withholding Tax Reclaims Receivable....................      285,499        26,724      203,565        25,617
Prepaid Expenses and Other Assets..............................          536           582       10,432            63
                                                                ------------  ------------ ------------   -----------
  Total Assets.................................................  259,845,966   326,108,152  424,846,790    42,608,524
                                                                ------------  ------------ ------------   -----------
LIABILITIES:
Investment Securities Purchased................................    1,995,022     1,550,814    2,361,063       299,748
Payable to Custodian...........................................           --            --      435,443            --
Payable to Custodian for Foreign Currency, at Value............           --            --           --        16,967
Investment Advisory Fees Payable (Note B)......................      150,692       215,371      207,512         8,078
Professional Fees Payable......................................       64,041        79,424       59,563        27,627
Administration Fees Payable (Note C)...........................       24,907        32,315       22,007         3,770
Custodian Fees Payable (Note D)................................       58,161       186,203       28,965        14,198
Trustees' Fees and Expenses Payable (Note G)...................        1,083           865        1,046         2,198
Payable for Fund Shares Redeemed...............................           --            --    2,123,509            --
Accrued Expenses...............................................       21,698           571        9,942         6,645
                                                                ------------  ------------ ------------   -----------
  Total Liabilities............................................    2,315,604     2,065,563    5,249,050       379,231
                                                                ------------  ------------ ------------   -----------
Net Assets..................................................... $257,530,362  $324,042,589 $419,597,740   $42,229,293
                                                                ============  ============ ============   ===========
NET ASSETS CONSIST OF:
Paid-in Capital................................................ $177,835,806  $202,507,435 $388,772,596   $36,772,660
Undistributed Net Investment Income............................    2,592,190     4,385,319      416,706       241,035
Undistributed Net Realized Gain................................   28,929,100    52,246,357   13,951,841     1,641,816
Unrealized Appreciation of Investments and Foreign Currency
 Translations..................................................   48,173,266    64,903,478   16,456,597     3,573,782
                                                                ------------  ------------ ------------   -----------
Net Assets..................................................... $257,530,362  $324,042,589 $419,597,740   $42,229,293
                                                                ============  ============ ============   ===========
COMPUTATION OF NET ASSET VALUE PER SHARE:
Institutional Class Shares:
Net Assets..................................................... $255,196,807  $324,041,428 $418,937,598   $42,228,138
                                                                ============  ============ ============   ===========
Shares of Beneficial Interest Outstanding (indefinite number of
 shares, no par value).........................................   18,837,694    35,113,188   25,145,008     3,671,718
                                                                ============  ============ ============   ===========
Net Asset Value Per Share...................................... $      13.55  $       9.23 $      16.66   $     11.50
                                                                ============  ============ ============   ===========
Advisor Class Shares:
Net Assets..................................................... $  2,333,555  $      1,161 $    660,142   $     1,155
                                                                ============  ============ ============   ===========
Shares of Beneficial Interest Outstanding (indefinite number of
 shares, no par value).........................................      172,318           126       39,656           101
                                                                ============  ============ ============   ===========
Net Asset Value Per Share...................................... $      13.54  $       9.22 $      16.65   $     11.49
                                                                ============  ============ ============   ===========

Investments, at Cost........................................... $205,857,565  $253,916,141 $401,647,077   $38,308,422
                                                                ============  ============ ============   ===========
Foreign Currency, at Cost...................................... $    216,147  $  2,243,614 $  2,394,065   $   (16,428)
                                                                ============  ============ ============   ===========

The accompanying notes are an integral part of the financial statements.

  Statements of Operations

  Period Ended June 30, 2006 (Unaudited)

                                                                   International   Emerging    International International
                                                                       Value       Markets        Growth         Core
                                                                       Fund          Fund          Fund          Fund
                                                                   ------------- ------------  ------------- -------------
Investment Income:
Dividends.........................................................  $ 5,182,008  $  6,959,022   $ 4,365,795   $  682,451
Interest..........................................................       35,003        69,885        99,108        8,543
  Less: Foreign Taxes Withheld....................................     (535,997)     (467,910)     (460,067)     (68,930)
                                                                    -----------  ------------   -----------   ----------
  Total Income....................................................    4,681,014     6,560,997     4,004,836      622,064
                                                                    -----------  ------------   -----------   ----------
Expenses:
Investment Advisory Fees (Note B).................................      982,254     1,740,543     1,151,197      156,125
Administration Fees (Note C)......................................       40,330        53,712        42,948        7,501
Custodian Fees (Note D)...........................................       92,955       318,005        54,313       23,108
Professional Fees.................................................       83,839       104,240        88,332       30,498
Registration and Filing Fees......................................       13,283        14,729        22,969       16,127
Trustees' Fees and Expenses (Note G)..............................       14,812        14,833        14,650       14,437
Shareholder Reports Expenses......................................       11,462        13,525         6,535          836
Transfer Agent Fees (Note E):
  Institutional Class.............................................       13,676        17,256        12,633        8,462
  Advisor Class...................................................       16,985         9,397         9,110        8,347
Miscellaneous Expenses............................................       62,282        65,733        33,012        7,838
                                                                    -----------  ------------   -----------   ----------
Total Expenses....................................................    1,331,878     2,351,973     1,435,699      273,279
Investment Advisory Fees Waived and Expenses Reimbursed by
 Investment Advisor (Note B)......................................      (21,995)     (176,295)      (35,444)     (65,111)
                                                                    -----------  ------------   -----------   ----------
Net Expenses......................................................    1,309,883     2,175,678     1,400,255      208,168
                                                                    -----------  ------------   -----------   ----------
Net Investment Income.............................................    3,371,131     4,385,319     2,604,581      413,896
                                                                    -----------  ------------   -----------   ----------
Net Realized Gain (Loss):
Security Transactions (a).........................................   26,484,316    50,548,084    14,994,382    1,656,011
Foreign Currency Transactions.....................................    2,446,280     2,130,635    (1,005,909)     (14,123)
                                                                    -----------  ------------   -----------   ----------
Net Realized Gain.................................................   28,930,596    52,678,719    13,988,473    1,641,888
                                                                    -----------  ------------   -----------   ----------
Change in Net Unrealized Appreciation (Depreciation) on:
Investments.......................................................   (8,198,025)  (44,424,229)   (7,500,422)   1,017,981
Translation of Other Assets and Liabilities Denominated in Foreign
 Currency.........................................................       29,206        (5,622)       29,310        3,280
                                                                    -----------  ------------   -----------   ----------
  Net Unrealized Appreciation (Depreciation) during the period....   (8,168,819)  (44,429,851)   (7,471,112)   1,021,261
                                                                    -----------  ------------   -----------   ----------
Net Realized Gain and Unrealized Appreciation.....................   20,761,777     8,248,868     6,517,361    2,663,149
                                                                    -----------  ------------   -----------   ----------
Net Increase in Net Assets Resulting from Operations..............  $24,132,908  $ 12,634,187   $ 9,121,942   $3,077,045
                                                                    ===========  ============   ===========   ==========

(a)Net of foreign capital gains taxes paid of $5,138 for Emerging Markets Fund.

The accompanying notes are an integral part of the financial statements.

  Statements of Changes in Net Assets


                                                                          International Value Fund
                                                                      -------------------------------
                                                                      Period Ended
                                                                      June 30, 2006     Year Ended
                                                                       (Unaudited)  December 31, 2005+
                                                                      ------------- ------------------
Increase (Decrease) in Net Assets
Operations:
Net Investment Income................................................ $  3,371,131    $   4,597,466
Net Realized Gain....................................................   28,930,596       43,025,938
Net Unrealized Appreciation (Depreciation)...........................   (8,168,819)      (3,476,462)
                                                                      ------------    -------------
Net Increase in Net Assets Resulting from Operations.................   24,132,908       44,146,942
                                                                      ------------    -------------
Distributions:
Institutional Class:
Net Investment Income................................................           --       (4,804,060)
Net Realized Gain....................................................  (23,200,009)              --
Advisor Class:
Net Investment Income................................................           --           (6,321)
Net Realized Gain....................................................     (203,366)              --
                                                                      ------------    -------------
  Total Distributions................................................  (23,403,375)      (4,810,381)
                                                                      ------------    -------------
Capital Share Transactions (Note I):
Institutional Class:
Proceeds from Shares Sold............................................      659,000       14,503,305
Net Asset Value on Reinvestment of Distributions.....................   23,126,065        4,571,229
Cost of Shares Redeemed..............................................  (16,381,577)    (101,201,481)
Advisor Class:
Proceeds from Shares Sold............................................    1,926,143          366,755
Net Asset Value on Reinvestment of Distributions.....................      203,366            6,321
Cost of Shares Redeemed..............................................      (29,803)          (4,742)

Transaction Fees.....................................................           --          724,476
                                                                      ------------    -------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions    9,503,194      (81,034,137)
                                                                      ------------    -------------
Net Increase (Decrease) in Net Assets................................   10,232,727      (41,697,576)
Net Assets:
  Beginning of Period................................................  247,297,635      288,995,211
                                                                      ------------    -------------
  End of Period...................................................... $257,530,362    $ 247,297,635
                                                                      ============    =============
  Undistributed (Overdistributed) Net Investment Income.............. $  2,592,190    $    (778,941)
                                                                      ============    =============

+ For the Advisor Class, for the period September 13, 2005 (commencement of operations) to December 31, 2005.

The accompanying notes are an integral part of the financial statements.

  Statements of Changes in Net Assets


                                                                Emerging Markets Fund
                                                           -------------------------------
                                                           Period Ended
                                                           June 30, 2006     Year Ended
                                                            (Unaudited)  December 31, 2005+
                                                           ------------- ------------------
Increase (Decrease) in Net Assets
Operations:
Net Investment Income..................................... $  4,385,319    $   5,385,195
Net Realized Gain.........................................   52,678,719       93,987,572
Net Unrealized Appreciation (Depreciation)................  (44,429,851)     (19,366,961)
                                                           ------------    -------------
Net Increase in Net Assets Resulting from Operations......   12,634,187       80,005,806
                                                           ------------    -------------
Distributions:
Institutional Class:
Net Investment Income.....................................           --       (5,488,427)
Net Realized Gain.........................................  (10,485,486)     (96,747,845)
Advisor Class:
Net Investment Income.....................................           --              (18)
Net Realized Gain.........................................          (38)            (284)
                                                           ------------    -------------
  Total Distributions.....................................  (10,485,524)    (102,236,574)
                                                           ------------    -------------
Capital Share Transactions (Note I):
Institutional Class:
Proceeds from Shares Sold.................................      206,213       40,660,378
Net Asset Value on Reinvestment of Distributions..........   10,368,625      100,352,759
Cost of Shares Redeemed...................................  (16,424,265)    (227,234,313)
Advisor Class:
Proceeds from Shares Sold.................................           --            1,000
Net Asset Value on Reinvestment of Distributions..........           38              302
Cost of Shares Redeemed...................................           --               --

Transaction Fees..........................................           75        3,667,024
                                                           ------------    -------------
Net Decrease in Net Assets from Capital Share Transactions   (5,849,314)     (82,552,850)
                                                           ------------    -------------
Net Decrease in Net Assets................................   (3,700,651)    (104,783,618)
Net Assets:
  Beginning of Period.....................................  327,743,240      432,526,858
                                                           ------------    -------------
  End of Period........................................... $324,042,589    $ 327,743,240
                                                           ============    =============
  Undistributed Net Investment Income..................... $  4,385,319    $          --
                                                           ============    =============

+ For the Advisor Class, for the period September 13, 2005 (commencement of operations) to December 31, 2005.

The accompanying notes are an integral part of the financial statements.

  Statements of Changes in Net Assets

                                                              International Growth Fund
                                                           -------------------------------
                                                           Period Ended
                                                           June 30, 2006     Year Ended
                                                            (Unaudited)  December 31, 2005+
                                                           ------------- ------------------
Increase (Decrease) in Net Assets
Operations:
Net Investment Income..................................... $  2,604,581     $    722,216
Net Realized Gain.........................................   13,988,473        2,083,975
Net Unrealized Appreciation (Depreciation)................   (7,471,112)      19,108,326
                                                           ------------     ------------
Net Increase in Net Assets Resulting from Operations......    9,121,942       21,914,517
                                                           ------------     ------------
Distributions:
Institutional Class:
Net Investment Income.....................................   (1,455,550)      (1,462,164)
Net Realized Gain.........................................     (448,439)      (2,019,155)
Advisor Class:
Net Investment Income.....................................       (2,293)            (926)
Net Realized Gain.........................................         (707)          (1,148)
                                                           ------------     ------------
  Total Distributions.....................................   (1,906,989)      (3,483,393)
                                                           ------------     ------------
Capital Share Transactions (Note I):
Institutional Class:
Proceeds from Shares Sold.................................  206,698,385      145,409,164
Net Asset Value on Reinvestment of Distributions..........    1,515,471        3,340,626
Cost of Shares Redeemed...................................   (4,859,373)      (2,755,000)
Advisor Class:
Proceeds from Shares Sold.................................      500,000          137,000
Net Asset Value on Reinvestment of Distributions..........        3,000            2,074
Cost of Shares Redeemed...................................           --               --

Transaction Fees..........................................        1,090          239,020
                                                           ------------     ------------
Net Increase in Net Assets from Capital Share Transactions  203,858,573      146,372,884
                                                           ------------     ------------
Net Increase in Net Assets................................  211,073,526      164,804,008
Net Assets:
  Beginning of Period.....................................  208,524,214       43,720,206
                                                           ------------     ------------
  End of Period........................................... $419,597,740     $208,524,214
                                                           ============     ============
  Undistributed (Overdistributed) Net Investment Income... $    416,706     $   (730,032)
                                                           ============     ============

+ For the Advisor Class, for the period September 13, 2005 (commencement of operations) to December 31, 2005.

The accompanying notes are an integral part of the financial statements.

  Statements of Changes in Net Assets


                                                               International Core Fund
                                                           -------------------------------
                                                           Period Ended
                                                           June 30, 2006    Period Ended
                                                            (Unaudited)  December 31, 2005+
                                                           ------------- ------------------
Increase (Decrease) in Net Assets
Operations:
Net Investment Income.....................................  $   413,896     $    66,844
Net Realized Gain.........................................    1,641,888           1,754
Net Unrealized Appreciation (Depreciation)................    1,021,261       2,552,521
                                                            -----------     -----------
Net Increase in Net Assets Resulting from Operations......    3,077,045       2,621,119
                                                            -----------     -----------
Distributions:
Institutional Class:
Net Investment Income.....................................     (138,158)        (51,832)
Net Realized Gain.........................................      (51,535)             --
Advisor Class:
Net Investment Income.....................................           (4)             (1)
Net Realized Gain.........................................           (1)             --
                                                            -----------     -----------
  Total Distributions.....................................     (189,698)        (51,833)
                                                            -----------     -----------
Capital Share Transactions (Note I):
Institutional Class:
Proceeds from Shares Sold.................................           --      36,530,129
Net Asset Value on Reinvestment of Distributions..........      189,693          51,832
Cost of Shares Redeemed...................................           --              --
Advisor Class:
Proceeds from Shares Sold.................................           --           1,000
Net Asset Value on Reinvestment of Distributions..........            5               1
Cost of Shares Redeemed...................................           --              --

Transaction Fees..........................................           --              --
                                                            -----------     -----------
Net Increase in Net Assets from Capital Share Transactions      189,698      36,582,962
                                                            -----------     -----------
Net Increase in Net Assets................................    3,077,045      39,152,248
Net Assets:
  Beginning of Period.....................................   39,152,248              --
                                                            -----------     -----------
  End of Period...........................................  $42,229,293     $39,152,248
                                                            ===========     ===========
  Undistributed (Overdistributed) Net Investment Income...  $   241,035     $   (34,699)
                                                            ===========     ===========

+ For the period September 13, 2005 (commencement of operations) to
  December 31, 2005.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout Each Period

                                                                      International Value Fund - Institutional Class
                                                          ---------------------------------------------------------------------
                                                          Period Ended                    Year Ended December 31,
                                                          June 30, 2006   -----------------------------------------------------
                                                           (Unaudited)        2005        2004      2003       2002       2001
                                                          -------------   --------      --------  --------  --------   --------
Net Asset Value, Beginning of Period.....................   $  13.58      $  11.82      $  10.28  $   7.37  $   8.56   $  10.21
                                                            --------      --------      --------  --------  --------   --------
Income from Investment Operations:
Net Investment Income....................................       0.19#         0.20#         0.17      0.19      0.10       0.12
Net Realized and Unrealized Gain (Loss)..................       1.14          1.80          1.53      2.89     (1.16)     (1.70)
                                                            --------      --------      --------  --------  --------   --------
  Total from Investment Operations.......................       1.33          2.00          1.70      3.08     (1.06)     (1.58)
Less Distributions from:
Net Investment Income....................................         --         (0.27)        (0.17)    (0.18)    (0.13)     (0.08)
Net Realized Gain........................................      (1.36)           --            --        --        --         --
                                                            --------      --------      --------  --------  --------   --------
  Total Distributions....................................      (1.36)        (0.27)        (0.17)    (0.18)    (0.13)     (0.08)
Transaction Fees*** (Note I).............................         --          0.03          0.01      0.01      0.00+      0.01
                                                            --------      --------      --------  --------  --------   --------
Net Asset Value, End of Period...........................   $  13.55      $  13.58      $  11.82  $  10.28  $   7.37   $   8.56
                                                            ========      ========      ========  ========  ========   ========
Total Return.............................................       9.92%**      17.15%        16.62%    42.10%   (12.46)%   (15.41)%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands).................   $255,197      $246,919      $288,995  $256,564  $206,697   $217,065
Ratio of Expenses to Average Net Assets (1)..............       1.00%(a)*     1.00% (a)     1.00%     1.00%     1.00 %     1.00 %
Ratio of Net Investment Income to Average Net Assets (1).       2.57%(a)*     1.62% (a)     1.44%     1.97%     1.32 %     1.24 %
Portfolio Turnover Rate..................................         27%**         37%           36%       43%       33 %       49 %
-----------------------------
(1)Before voluntary expense limitation during the period:
   Ratio of Expenses to Average Net Assets...............        N/A          1.03%         1.04%     1.04%     1.04 %     1.05 %
   Ratio of Net Investment Income to Average Net Assets..        N/A          1.59%         1.40%     1.93%     1.28 %     1.19 %

* Annualized.
** Not annualized.
*** Per share amount, based on average shares outstanding, of transaction fees.
    Prior to September 1, 2005, these amounts represent proceeds from a 0.50% transaction fee on purchases and redemptions. Effective May 1, 2002 the purchase fee was discontinued. Effective September 1, 2005, these amounts represent proceeds from a 2.00% fee on any redemption or exchange of Fund shares within 60 days of their purchase.
+ Per share amount is less than $0.01.
# Per share amounts have been calculated using the average shares method.
(a) Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund's Institutional Class of shares reflect a reduction (annualized for periods less than one year) of an amount less than 0.00%, and 0.02% for 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout the Period

                                                         International Value Fund - Advisor Class
                                                         -------------------------------------
                                                         Period Ended        For the Period
                                                         June 30, 2006   September 13, 2005+ to
                                                          (Unaudited)      December 31, 2005
                                                         -------------   ----------------------
Net Asset Value, Beginning of Period....................    $13.58               $12.84
                                                            ------               ------
Income from Investment Operations:
Net Investment Income#..................................      0.24                 0.02
Net Realized and Unrealized Gain (Loss).................      1.08                 0.97
                                                            ------               ------
  Total from Investment Operations......................      1.32                 0.99
                                                            ------               ------
Less Distributions from:
Net Investment Income...................................        --                (0.25)
Net Realized Gain.......................................     (1.36)                  --
                                                            ------               ------
  Total Distributions...................................     (1.36)               (0.25)
Transaction Fees*** (Note I)............................        --                   --
                                                            ------               ------
Net Asset Value, End of Period..........................    $13.54               $13.58
                                                            ======               ======
Total Return............................................      9.84%**              7.72%**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)................    $2,334               $  378
Ratio of Expenses to Average Net Assets (a).............      1.15%*               1.15%*
Ratio of Net Investment Income to Average Net Assets (a)      3.22%*               0.66%*
Portfolio Turnover Rate.................................        27%**                37%**

* Annualized.
** Not annualized.
*** Per share amount, based on average shares outstanding, of transaction fees.
    These amounts represent proceeds from a 2.00% fee on any redemption or exchange of Fund shares within 60 days of purchase.
+ Commencement of investment operations.
# Per share amounts have been calculated using the average shares method.
(a) Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund's Advisor Class shares reflect a reduction (annualized for periods less than one year) of 2.54% and 16.08% for 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout Each Period

                                                                       Emerging Markets Fund - Institutional Class
                                                          --------------------------------------------------------------------
                                                          Period Ended                   Year Ended December 31,
                                                          June 30, 2006   ----------------------------------------------------
                                                           (Unaudited)        2005       2004      2003       2002      2001
                                                          -------------   --------     --------  --------  --------   --------
Net Asset Value, Beginning of Period.....................   $   9.21      $  10.05     $  10.40  $   6.80  $   6.94   $   6.97
                                                            --------      --------     --------  --------  --------   --------
Income from Investment Operations:
Net Investment Income....................................       0.13#         0.16#        0.15      0.11      0.04       0.09
Net Realized and Unrealized Gain (Loss)..................       0.20          2.73         1.95      3.60     (0.14)     (0.06)
                                                            --------      --------     --------  --------  --------   --------
  Total from Investment Operations.......................       0.33          2.89         2.10      3.71     (0.10)      0.03
Less Distributions from:
Net Investment Income....................................         --         (0.21)       (0.14)    (0.11)    (0.04)     (0.07)
Net Realized Gain........................................      (0.31)        (3.63)       (2.33)       --        --         --
                                                            --------      --------     --------  --------  --------   --------
  Total Distributions....................................      (0.31)        (3.84)       (2.47)    (0.11)    (0.04)     (0.07)
Transaction Fees*** (Note I).............................       0.00+         0.11         0.02      0.00+     0.00+      0.01
                                                            --------      --------     --------  --------  --------   --------
Net Asset Value, End of Period...........................   $   9.23      $   9.21     $  10.05  $  10.40  $   6.80   $   6.94
                                                            ========      ========     ========  ========  ========   ========
Total Return.............................................       3.63%**      30.97%       20.65%    54.61%    (1.46)%     0.62%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands).................   $324,041      $327,742     $432,527  $534,538  $313,064   $250,157
Ratio of Expenses to Average Net Assets (1)..............       1.25%(a)*     1.25%(a)     1.25%     1.25%     1.25 %     1.25%
Ratio of Net Investment Income to Average Net Assets (1).       2.65%(a)*     1.56%(a)     1.10%     1.42%     0.70 %     1.27%
Portfolio Turnover Rate..................................         34% **        45%          41%       26%       37 %       25%
-----------------------------
(1)Before voluntary expense limitation during the period:
   Ratio of Expenses to Average Net Assets...............        N/A          1.35%        1.35%     1.34%     1.34 %     1.36%
   Ratio of Net Investment Income to Average Net Assets..        N/A          1.46%        1.00%     1.33%     0.61 %     1.16%

* Annualized.
** Not Annualized.
*** Per share amount, based on average shares outstanding, of transaction fees.
    Prior to September 1, 2005, these amounts represent proceeds from a 0.50% transaction fee on purchases and redemptions. Effective May 1, 2002 the purchase fee was discontinued. Effective September 1, 2005, these amounts represent proceeds from a 2.00% fee on any redemption or exchange of Fund shares within 60 days of their purchase.
+ Per share amount is less than $0.01.
# Per share amounts have been calculated using the average shares method.
(a) Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund's Institutional Class of shares reflect a reduction (annualized for periods less than one year) of 0.10% and 0.04% for 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout the Period

                                                                Emerging Markets Fund - Advisor Class
                                                                -------------------------------
                                                                Period Ended       For the Period
                                                                June 30, 2006  September 13, 2005+ to
                                                                 (Unaudited)     December 31, 2005
                                                                -------------  ----------------------
Net Asset Value, Beginning of Period...........................    $ 9.21              $11.24
                                                                   ------              ------
Income from Investment Operations:
Net Investment Income (Loss)#..................................      0.11               (0.01)
Net Realized and Unrealized Gain (Loss)........................      0.21                1.38
                                                                   ------              ------
  Total from Investment Operations.............................      0.32                1.37
                                                                   ------              ------
Less Distributions from:
Net Investment Income..........................................        --               (0.20)
Net Realized Gain..............................................     (0.31)              (3.20)
                                                                   ------              ------
  Total Distributions..........................................     (0.31)              (3.40)
Transaction Fees*** (Note I)...................................      0.00@                 --
                                                                   ------              ------
Net Asset Value, End of Period.................................    $ 9.22              $ 9.21
                                                                   ======              ======
Total Return...................................................      3.52%**            12.15 %**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands).......................    $    1              $    1
Ratio of Expenses to Average Net Assets (a)....................      1.40%*              1.40 %*
Ratio of Net Investment Income (Loss) to Average Net Assets (a)      2.58%*             (0.32)%*
Portfolio Turnover Rate........................................        34%**                45 %**

* Annualized.
** Not annualized.
*** Per share amount, based on average shares outstanding, of transaction fees.
    These amounts represent proceeds from a 2.00% fee on any redemption or exchange of Fund shares within 60 days of purchase.
@ Per share amount is less than $0.01.
+ Commencement of investment operations.
# Per share amounts have been calculated using the average shares method.
(a) Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund's Advisor Class shares reflect a reduction (annualized for periods less than one year) of 1,547.48% and 1,634.93% for 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout the Period

                                                                     International Growth Fund - Institutional Class
                                                          -----------------------------------------------------------------
                                                          Period Ended                                         For the Period
                                                          June 30, 2006      Year Ended        Year Ended     June 23, 2003+ to
                                                           (Unaudited)    December 31, 2005 December 31, 2004 December 31, 2003
                                                          -------------   ----------------- ----------------- -----------------
Net Asset Value, Beginning of Period.....................   $  15.87          $  13.83           $ 12.41           $10.00
                                                            --------          --------           -------           ------
Income from Investment Operations:
Net Investment Income....................................       0.14#             0.11#             0.04             0.01
Net Realized and Unrealized Gain (Loss)..................       0.73              2.21              1.63             2.52
                                                            --------          --------           -------           ------
  Total from Investment Operations.......................       0.87              2.32              1.67             2.53
                                                            --------          --------           -------           ------
Less Distributions from:
Net Investment Income....................................      (0.06)            (0.12)            (0.03)           (0.02)
Net Realized Gain........................................      (0.02)            (0.19)            (0.29)           (0.10)
                                                            --------          --------           -------           ------
  Total Distributions....................................      (0.08)            (0.31)            (0.32)           (0.12)
Transaction Fees*** (Note I).............................       0.00@             0.03              0.07               --
                                                            --------          --------           -------           ------
Net Asset Value, End of Period...........................   $  16.66          $  15.87           $ 13.83           $12.41
                                                            ========          ========           =======           ======
Total Return.............................................       5.47%**          17.09%            14.06%           25.28 %**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands).................   $418,938          $208,374           $43,720           $8,665
Ratio of Expenses to Average Net Assets (1)..............       0.91%(a)*         1.00%(a)          1.00%            1.00 %*
Ratio of Net Investment Income to Average Net Assets (1).       1.70%(a)*         0.71%(a)          0.48%            0.10 %*
Portfolio Turnover Rate..................................         34%**             38%               41%              13 %**
-----------------------------
(1)Before voluntary expense limitation during the period:
   Ratio of Expenses to Average Net Assets...............        N/A              1.10%             1.37%            2.21 %*
   Ratio of Net Investment Income to Average Net
    Assets...............................................        N/A              0.60%             0.11%           (1.11)%*

* Annualized.
** Not Annualized.
*** Per share amount, based on average shares outstanding, of transaction fees.
    Prior to July 5, 2005, these amounts represent proceeds from a 0.50% transaction fee on purchases and redemptions. Effective July 5, 2005, the purchase fee was discontinued. Effective September 1, 2005, these amounts represent proceeds from a 2.00% fee on any redemption or exchange of Fund shares within 60 days of their purchase.
@ Per share amount is less than $0.01.
+ Commencement of operations.
# Per share amounts have been calculated using the average shares method.
(a) Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund's Institutional Class of shares reflect a reduction (annualized for periods less than one year) of 0.02% and 0.04% for 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout the Period

                                                         International Growth Fund - Advisor Class
                                                         --------------------------------------
                                                         Period Ended         For the Period
                                                         June 30, 2006    September 13, 2005+ to
                                                          (Unaudited)       December 31, 2005
                                                         -------------    ----------------------
Net Asset Value, Beginning of Period....................    $15.87                $15.22
                                                            ------                ------
Income from Investment Operations:
Net Investment Income#..................................      0.17                  0.02
Net Realized and Unrealized Gain (Loss).................      0.69                  0.85
                                                            ------                ------
  Total from Investment Operations......................      0.86                  0.87
                                                            ------                ------
Less Distributions from:
Net Investment Income...................................     (0.06)                (0.10)
Net Realized Gain.......................................     (0.02)                (0.12)
                                                            ------                ------
  Total Distributions...................................     (0.08)                (0.22)
Transaction Fees*** (Note I)............................      0.00@                   --
                                                            ------                ------
Net Asset Value, End of Period..........................    $16.65                $15.87
                                                            ======                ======
Total Return............................................      5.40%**               5.72%**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)................    $  660                $  150
Ratio of Expenses to Average Net Assets (a).............      1.15%*                1.15%*
Ratio of Net Investment Income to Average Net Assets (a)      2.09%*                0.35%*
Portfolio Turnover Rate.................................        34%**                 38%**

* Annualized.
** Not annualized.
*** Per share amount, based on average shares outstanding, of transaction fees.
    These amounts represent proceeds from a 2.00% fee on any redemption or exchange of Fund shares within 60 days of purchase.
@ Per share amount is less than $0.01.
+ Commencement of investment operations.
# Per share amounts have been calculated using the average shares method.
(a) Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund's Advisor Class shares reflect a reduction (annualized for periods less than one year) of 3.39% and 20.61% for 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout the Period

                                                         International Core Fund - Institutional Class
                                                         ------------------------------------------
                                                         Period Ended           For the Period
                                                         June 30, 2006      September 13, 2005+ to
                                                          (Unaudited)         December 31, 2005
                                                         -------------      ----------------------
Net Asset Value, Beginning of Period....................    $ 10.71                $ 10.00
                                                            -------                -------
Income from Investment Operations:
Net Investment Income#..................................       0.11                   0.02
Net Realized and Unrealized Gain (Loss).................       0.73                   0.70
                                                            -------                -------
  Total from Investment Operations......................       0.84                   0.72
                                                            -------                -------
Less Distributions from:
Net Investment Income...................................      (0.04)                 (0.01)
Net Realized Gain.......................................      (0.01)                    --
                                                            -------                -------
  Total Distributions...................................      (0.05)                 (0.01)
Transaction Fees*** (Note I)............................         --                     --
                                                            -------                -------
Net Asset Value, End of Period..........................    $ 11.50                $ 10.71
                                                            =======                =======
Total Return............................................       7.87%**                7.24%**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)................    $42,228                $39,151
Ratio of Expenses to Average Net Assets (a).............       1.00%*                 1.00%*
Ratio of Net Investment Income to Average Net Assets (a)       1.99%*                 0.62%*
Portfolio Turnover Rate.................................         30%**                  10%**

* Annualized.
** Not annualized.
*** Per share amount, based on average shares outstanding, of transaction fees.
    These amounts represent proceeds from a 2.00% fee on any redemption or exchange of Fund shares within 60 days of purchase.
+ Commencement of investment operations.
# Per share amounts have been calculated using the average shares method.
(a) Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund's Advisor Class shares reflect a reduction (annualized for periods less than one year) of 0.27% and 0.49% for 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

  Financial Highlights

  For a Share Outstanding Throughout the Period

                                                         International Core Fund - Advisor Class
                                                         ------------------------------------
                                                         Period Ended        For the Period
                                                         June 30, 2006   September 13, 2005+ to
                                                          (Unaudited)      December 31, 2005
                                                         -------------   ----------------------
Net Asset Value, Beginning of Period....................    $10.71               $10.00
                                                            ------               ------
Income from Investment Operations
Net Investment Income#..................................      0.09                 0.02
Net Realized and Unrealized Gain (Loss).................      0.74                 0.70
                                                            ------               ------
  Total from Investment Operations......................      0.83                 0.72
                                                            ------               ------
Less Distributions from:
Net Investment Income...................................     (0.04)               (0.01)
Net Realized Gain.......................................     (0.01)                  --
                                                            ------               ------
  Total Distributions...................................     (0.05)               (0.01)
Transaction Fees*** (Note I)............................        --                   --
                                                            ------               ------
Net Asset Value, End of Period..........................    $11.49               $10.71
                                                            ======               ======
Total Return............................................      7.68%**              7.19%**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)................    $    1               $    1
Ratio of Expenses to Average Net Assets (a).............      1.15%*               1.15%*
Ratio of Net Investment Income to Average Net Assets (a)      1.58%*               0.51%*
Portfolio Turnover Rate.................................        30%**                10%**

* Annualized.
** Not annualized.
*** Per share amount, based on average shares outstanding, of transaction fees.
    These amounts represent proceeds from a 2.00% fee on any redemption or exchange of Fund shares within 60 days of purchase.
+ Commencement of investment operations.
# Per share amounts have been calculated using the average shares method.
(a) Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund's Advisor Class shares reflect a reduction (annualized for periods less than one year) of 1,465.65% and 1,672.16% for 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

  Notes to Financial Statements

  June 30, 2006 (Unaudited)



Hansberger Institutional Series (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of June 30, 2006, the Trust was comprised of four separate active, diversified portfolios (each individually referred to as a "Fund", collectively as the "Funds"). The International Value Fund and Emerging Markets Fund commenced operations on December 30, 1996. The International Growth Fund commenced operations on June 23, 2003. The International Core Fund commenced operations on September 13, 2005. Each Fund offers two classes of shares - Institutional Class and Advisor Class, the latter of which commenced operations on September 13, 2005.

The International Value Fund seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments domiciled outside of the United States. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets. The International Growth Fund seeks to achieve high long-term total return through a policy of investing primarily in the equity securities of companies domiciled outside of the United States. The International Core Fund seeks to achieve long-term capital growth through a policy of investing primarily in equity securities of companies domiciled outside of the United States.

The Funds' investments in emerging markets or developing markets may subject the Funds to a greater degree of risk than the Funds' investments in developed markets. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Funds' investments and income generated by these investments, as well as the Funds' ability to repatriate such amounts.

A. Accounting Policies: The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of the Funds' financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest reported sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Certain events affecting the values of securities maintained in the Funds' portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset value for the Funds is determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust's fair valuation procedures under the supervision of the Board of Trustees. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price and not less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued at prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest reported sales price on the day of valuation. If there is no such reported sale, the latest reported bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, unlisted foreign securities and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures, are valued at fair value as determined in good faith pursuant to the Trust's fair valuation procedures under the supervision of the Board of Trustees.

The fair value of a portfolio security is the price that the Funds might reasonably expect to receive upon its current sale. Under the Trust's fair valuation procedures, the Board of Trustees has delegated to Hansberger Global Investors, Inc., the Funds' Adviser, subject to the Board of Trustees' supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available. Hansberger Global Investors, Inc. has established a Valuation Committee, which is responsible for complying with the Trust's fair value procedures and determining the fair value of each security for which market quotations are not readily available and for securities whose market quotations may not, in Hansberger Global Investors, Inc.'s opinion, reflect market value. With respect to the fair valuation of equity securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

  The Trust employs a fair value pricing service that utilizes a model which takes into account market activity after the close of foreign markets and before the Funds calculate net asset value. As of June 30, 2006, none of the Funds' securities were fair valued utilizing this service pursuant to procedures approved by the Board of Trustees. In addition, as of June 30, 2006, a security in the Emerging Markets Fund, representing 0.8% of the net assets of the Fund, was separately fair valued by the Valuation Committee, pursuant to procedures approved by the Board of Trustees.

  2. Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current applicable foreign currency exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities.

  3. Forward Currency Exchange Contracts: The Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the value of some or all of a Fund's portfolio securities. A forward currency contract is an agreement between two parties to purchase and sell currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in currency exchange rates. Forward currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as deemed appropriate. The change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished, either by delivering the currency or by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract on the date it is extinguished. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar.

  At June 30, 2006, the Funds had no outstanding forward currency exchange contracts.

  4. Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller's repurchase obligation and/or use the collateral to satisfy the seller's repurchase obligation. However, there could be potential loss to a Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

  5. Federal Income Taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation as the income and/or capital gains are earned.

  In determining the daily net asset values, the Funds estimate the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of June 30, 2006, the Funds had no reserve related to capital gains. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2006, the Funds had no reserve related to taxes on the repatriation of foreign currencies.

  During the year ended December 31, 2005, the International Value Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $19,934,619.

  Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2005, the International Value Fund deferred to January 1, 2006, for U.S. federal income tax purposes, post October currency losses of $273,997.

  At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Funds were:

                                                                 Net
                                  Unrealized    Unrealized    Unrealized
      Fund              Cost     Appreciation (Depreciation) Appreciation
      ----          ------------ ------------ -------------- ------------
      International
       Value
       Fund........ $205,857,565 $54,610,322   ($6,454,668)  $48,155,654
      Emerging
       Markets
       Fund........  253,916,141  81,680,594   (16,783,349)   64,897,245
      International
       Growth
       Fund........  401,647,077  23,123,777    (6,694,415)   16,429,362
      International
       Core
       Fund........   38,308,422   4,441,274      (870,625)    3,570,649

  6. Distribution of Income and Gains: Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatment for post-October 31 losses and foreign currency transaction losses which are not recognized for tax purposes until the first day of the following fiscal year. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to ordinary income being treated as short-term or long-term capital gains.

  The tax character of distributions paid during 2005 were as follows:

                                           2005 Distributions
                                         -----------------------
                                                      Paid From
                                          Paid From   Long-Term
                                          Ordinary     Capital
               Fund                        Income       Gain
               ----                      ----------- -----------
               International Value Fund. $ 4,706,580 $   103,801
               Emerging Markets Fund....  10,552,992  91,683,582
               International Growth Fund   2,213,311   1,270,082
               International Core Fund..      51,833          --

  Distributions in excess of tax basis earnings and profits will be reported in the Funds' financial statements as a return of capital. Permanent book and tax basis differences, if any, are not included in ending undistributed (overdistributed) net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

  Permanent book and tax basis differences relating to foreign currency gains and losses, PFIC gains and losses and distributions redesignations may result in reclassifications to paid-in capital, undistributed (overdistributed) net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions. Undistributed (overdistributed) net investment income and accumulated net realized gain (loss) may include temporary book and tax differences which should reverse in a subsequent period. These reclassifications have no impact on the Funds' financial statements and are designed to present each Fund's capital account on a tax basis.

  7. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-date (except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of the ex-dividend date in the exercise of reasonable diligence) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt.

Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including transfer agent fees applicable to such class). Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares. Distributions for the Funds are recorded on the ex-date.

B. Adviser: Hansberger Global Investors, Inc. (the "Adviser"), a wholly-owned subsidiary of Hansberger Group, Inc., provides each Fund with investment advisory services pursuant to an investment advisory agreement at a monthly fee calculated at the annual rate of 0.75%, 1.00%, 0.75% and 0.75% of average daily net assets of the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund, respectively.

For the period of January 1, 2005 through September 1, 2005, the Advisor has voluntarily agreed to reduce advisory fees payable to it and to reimburse the Funds, if necessary, if the annual operating expenses as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios of 1.00% for the International Value Fund and the International Growth Fund and 1.25% for the Emerging Markets Fund.

The Adviser has provided a letter agreement to the Funds, effective
September 2, 2005 through April 30, 2006, whereby the Adviser will reduce advisory fees payable to it, and reimburse other expense if necessary, if the annual operating expenses as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios as follows:

                                          Institutional Advisor
                                              Class      Class
                -                         ------------- -------
                International Value Fund.     1.00%      1.15%
                Emerging Markets Fund....     1.25%      1.40%
                International Growth Fund     1.00%      1.15%
                International Core Fund..     1.00%      1.15%

The letter agreement was amended effective December 5, 2005 and will continue in effect through April 30, 2008. There is no guarantee that the letter agreement will continue after that date. The Adviser may recoup all or a portion of any waived investment advisory fees and expenses it has borne, if any, to the extent a Fund's expenses fall below the maximum ratio, within one year after the end of the fiscal year in which the waiver was made. For the year ended December 31, 2005, and the period ended June 30, 2006, the Adviser waived management fees and reimbursed class-specific expenses as follows:

                                                          Expenses
                                    For the Year Ended   Waived or
                                         12/31/05        Reimbursed
                                   --------------------- Subject to
                                   Investment   Class-     Future
                                    Advisory   Specific   Payment
                                      Fees     Expenses    until
                                     Waived   Reimbursed  12/31/06
                                   ---------- ---------- ----------
            International Value
             Fund
              Institutional Class.  $125,487   $34,913    $ 67,471
              Advisor Class.......        12     5,086       5,098
            Emerging Markets
             Fund
              Institutional Class.   478,176    36,491     154,119
              Advisor Class.......         0#    5,104       5,104
            International Growth
             Fund
              Institutional Class.   118,623    32,228      42,595
              Advisor Class.......        10     5,101       5,111
            International Core
             Fund
              Institutional Class.    47,820     5,249      53,069
              Advisor Class.......         1     5,104       5,105

                                                          Expenses
                                   For the Period Ended  Waived or
                                          6/30/06        Reimbursed
                                   --------------------- Subject to
                                   Investment   Class-     Future
                                    Advisory   Specific   Payment
                                      Fees     Expenses    until
                                     Waived   Reimbursed  12/31/07
                                   ---------- ---------- ----------
            International Value
             Fund
              Institutional Class.  $     --   $ 5,344    $  5,344
              Advisor Class.......        --    16,651      16,651
            Emerging Markets
             Fund
              Institutional Class.   149,643    17,256     166,899
              Advisor Class.......         1     9,395       9,396
            International Growth
             Fund
              Institutional Class.        --    26,617      26,617
              Advisor Class.......        --     8,827       8,827
            International Core
             Fund
              Institutional Class.    48,302     8,462      56,764
              Advisor Class.......         1     8,346       8,347

# Amount is less than $1.

C. Administrator: State Street Bank & Trust Company ("State Street") provides the Trust with administrative services pursuant to an Administrative Agreement (the "Agreement"). Under the Agreement the Trust pays State Street a monthly fee in proportion to the Funds' combined average daily net assets at the higher of the following: (1) an annual rate of 0.11% of the first $100 million of average daily net assets (per Fund multiplied by the number of Funds), 0.10% for the next $100 million of average daily net assets (per Fund multiplied by the number of Funds), and 0.075% of average daily net assets thereafter, plus additional fees for multiple share classes, Blue Sky services and certain out-of-pocket expenses, or (2) an annual minimum of $78,250 per Fund. Certain employees of State Street are officers of the Trust.

D. Custodian: State Street serves as the Trust's custodian in accordance with a Custodian Agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an annual fund accounting fee and certain out-of-pocket expenses.

E. Transfer Agent: Boston Financial Data Services ("BFDS") provides the Trust with dividend disbursing and transfer agent services pursuant to a Transfer Agent Agreement (the "TA Agreement"). Under the TA Agreement each Fund pays BFDS a monthly fee equal to an annual rate of a maximum of $15.00 for each open account, and $2.00 for each closed account, subject to a monthly minimum of $1,250 per share class.

During the period ended June 30, 2006, the Adviser reimbursed the Institutional Class of the International Growth Fund for transfer agent services provided in connection with the transition from the former transfer agent. The amount of the reimbursement was $26,617 and is reflected in the Statement of Operations as part of Investment Advisory Fees Waived and Expenses Reimbursed by Investment Advisor for the International Growth Fund.

F. Distributor: IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS Asset Management US Group, L.P. ("IXIS US Group"), serves as the Distributor of the Funds and provides Advisor Class shareholders with distribution services pursuant to a Distribution Agreement. IXIS US Group holds a 24.99% beneficial interest in Hansberger Group, Inc., the corporate parent of the Adviser. Under the Distribution Agreement, the Funds do not pay IXIS Distributors for its services. IXIS Distributors, however, is reimbursed on a quarterly basis by the Funds for sub-transfer agent fees that IXIS Distributors pays on the Funds' behalf. These fees may accrue daily at an annual rate of 0.15% of the Advisor Class shares' average daily net assets which qualify under the Sub-Transfer Agent arrangement. To date, no sub-transfer agent arrangements have been entered into; accordingly no sub-transfer agent fees have been accrued by the Funds during the period ended June 30, 2006.

G. Trustees' Fees and Expenses: The Trust pays each Trustee who is not also an officer or interested person an aggregate fee consisting of an annual retainer of $12,000, plus travel expenses related to attendance of Board meetings. Each independent Trustee also receives a meeting attendance fee of $3,000 for each Board meeting. Trustees who are also officers or interested persons receive no remuneration for their service as Trustees.

Professional fees for the period ended June 30, 2006, include legal fees paid to Dechert LLP and Morgan, Lewis & Bockius LLP. A Trustee of the Trust was a partner of Morgan, Lewis & Bockius LLP until January 2002.

H. Purchases and Sales: For the period ended June 30, 2006, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

               Fund                      Purchases      Sales
               ----                     ------------ ------------
               International Value Fund $ 70,723,878 $ 82,505,242
               Emerging Markets Fund...  112,352,855  133,393,751
               International Growth
                Fund...................  306,030,290  102,054,059
               International Core Fund.   13,070,236   12,182,861

There were no purchases or sales of long-term U.S. Government securities during the period ended June 30, 2006.

I. Capital Share Transactions: Transactions in fund shares for the years indicated below:

                                                 International
                                                   Value Fund
                                            -----------------------
                                              Period       Year*
                                               Ended       Ended
                                              6/30/06     12/31/05
                                            ----------  -----------
           Institutional Class
           Shares sold.....................     46,449    1,195,866
           Shares issued on reinvestment of
            Distributions..................  1,733,588      336,574
           Shares redeemed................. (1,121,625)  (7,797,231)
                                            ----------  -----------
           Increase (Decrease).............    658,412   (6,264,791)
           Fund shares:
           Beginning of the year........... 18,179,282   24,444,073
                                            ----------  -----------
           End of the year................. 18,837,694   18,179,282
                                            ==========  ===========
           Advisor Class
           Shares sold.....................    131,173       27,750
           Shares issued on reinvestment of
            Distributions..................     15,245          463
           Shares redeemed.................     (1,963)        (350)
                                            ----------  -----------
           Increase........................    144,455       27,863
           Fund shares:
           Beginning of the year...........     27,863           --
                                            ----------  -----------
           End of the year.................    172,318       27,863
                                            ==========  ===========

                                                    Emerging
                                                  Markets Fund
                                            -----------------------
                                              Period       Year*
                                               Ended       Ended
                                              6/30/06     12/31/05
                                            ----------  -----------
           Institutional Class
           Shares sold.....................     21,081    4,011,164
           Shares issued on reinvestment of
            Distributions..................  1,143,234   10,786,059
           Shares redeemed................. (1,638,052) (22,252,821)
                                            ----------  -----------
           Decrease........................   (473,737)  (7,455,598)
           Fund shares:
           Beginning of the year........... 35,586,925   43,042,523
                                            ----------  -----------
           End of the year................. 35,113,188   35,586,925
                                            ==========  ===========
           Advisor Class
           Shares sold.....................         --           89
           Shares issued on reinvestment of
            Distributions..................          4           33
           Shares redeemed.................         --           --
                                            ----------  -----------
           Increase........................          4          122
           Fund shares:
           Beginning of the year...........        122           --
                                            ----------  -----------
           End of the year.................        126          122
                                            ==========  ===========

                                                  International
                                                   Growth Fund
                                             ----------------------
                                               Period      Year*
                                                Ended      Ended
                                               6/30/06    12/31/05
                                             ----------  ----------
            Institutional Class
            Shares sold..................... 12,222,514   9,941,298
            Shares issued on reinvestment of
             Distributions..................     92,519     213,820
            Shares redeemed.................   (302,821)   (183,876)
                                             ----------  ----------
            Increase........................ 12,012,212   9,971,242
            Fund shares:
            Beginning of the year........... 13,132,796   3,161,554
                                             ----------  ----------
            End of the year................. 25,145,008  13,132,796
                                             ==========  ==========
            Advisor Class
            Shares sold.....................     29,994       9,349
            Shares issued on reinvestment of
             Distributions..................        183         130
            Shares redeemed.................         --          --
                                             ----------  ----------
            Increase........................     30,177       9,479
            Fund shares:
            Beginning of the year...........      9,479          --
                                             ----------  ----------
            End of the year.................     39,656       9,479
                                             ==========  ==========

                                                  International
                                                    Core Fund
                                             ----------------------
                                               Period     Period**
                                                Ended      Ended
                                               6/30/06    12/31/05
                                             ----------  ----------
            Institutional Class
            Shares sold.....................         --   3,650,143
            Shares issued on reinvestment of
             Distributions..................     16,758       4,817
            Shares redeemed.................         --          --
                                             ----------  ----------
            Increase........................     16,758   3,654,960
            Fund shares:
            Beginning of the year...........  3,654,960          --
                                             ----------  ----------
            End of the year.................  3,671,718   3,654,960
                                             ==========  ==========
            Advisor Class
            Shares sold.....................         --         100
            Shares issued on reinvestment of
             Distributions..................          1          --#
            Shares redeemed.................         --          --
                                             ----------  ----------
            Increase........................          1         100
            Fund shares:
            Beginning of the year...........        100          --
                                             ----------  ----------
            End of the year.................        101         100
                                             ==========  ==========

* For the Period 9/13/05 (commencement of the Advisor Class's operations) through 12/31/05 for the Advisor Class only.
** For the Period 9/13/05 (commencement of the Fund's operations) through
   12/31/05.
# Amount rounds to less than 1 share.

Shareholders entering after April 15, 1997, were charged a transaction fee in connection with each purchase and redemption of shares of each Fund. The transaction fee was 0.50% for the International Value Fund and the International Growth Fund, and 1.00% for the Emerging Markets Fund. The transaction fee is not a sales charge and is retained by the Funds. The fee did not apply to and was not charged in connection with exchanges from one Fund to another, certain other transactions, including the reinvestment of dividends or capital gain distributions, or transactions involving shareholders who previously purchased shares that were not subject to the transaction fee.

Effective May 1, 2002, the purchase fee in connection with the International Value Fund and the Emerging Markets Fund was discontinued. Effective July 5, 2005, the purchase fee for the International Growth Fund was discontinued. Effective September 1, 2005, the redemption fee for the International Value Fund, the Emerging Markets Fund, International Growth Fund and International Core Fund was changed to 2.00% on any redemption or exchange of Fund shares within 60 days of their purchase.

On December 10, 2004, the Adviser reimbursed the Emerging Markets Fund $326,370 for transaction fees not collected in connection with certain purchases and redemptions of shares in a certain shareholder account during the period from approximately December 1998 to July 2004.

On February 25, 2005, the Funds' transfer agent reprocessed certain shareholder account transactions in the International Growth Fund. This reprocessing was necessary in order to properly deduct the 0.50% initial purchase fee on subscriptions into this Fund, and to properly reflect subsequent purchase, exchange and dividend transactions in shareholder accounts that may have been incorrect. The effect of the aforementioned reprocessing is reflected in this report.

On April 11, 2005, the Board of Trustees served a claim on the Adviser and its former transfer agent. The claim was made with respect to transaction fees not collected in connection with certain purchases and redemptions of shares in the International Value Fund and the Emerging Markets Fund. The claim related to uncollected transaction fees with respect to purchases and redemptions of shares dating back to approximately April 1997 when transaction fees were first put in place for the Funds.

As a result of this claim, certain shareholder accounts were adjusted in order to properly reflect the collection of these transaction fees. In addition, on July 7, 2005, the Adviser reimbursed $489,274 to the International Value Fund, and $1,205,627 to the Emerging Markets Fund. These amounts are reflected as transaction fees in the Statements of Changes in Net Assets herein.

J. New Accounting Pronouncement: In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation"). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. The Interpretation will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Funds' financial statements as of that date. No determination has been made whether the adoption of the Interpretation will require the Funds to make any adjustments to their net assets or have any other effect on the Funds' financial statements.

K. Other: As of June 30, 2006, the Funds had shareholders that held greater than 10% of outstanding shares. Investment activities of these shareholders could have a material impact on those Funds. The number of greater than 10% shareholders and aggregate percentage of shares held by such owners was as follows:

                                        Number of
                                         Greater
                                         Than 10%   Percentage of
              Fund                     Shareholders   Ownership
              ----                     ------------ -------------
              International Value Fund      3           69.8%
              Emerging Markets Fund...      5           81.7
              International Growth
               Fund...................      2           34.1
              International Core Fund.      1           97.3

  Other Information (Unaudited)



Quarterly Portfolio Schedule

   The Funds file with the Securities and Exchange Commission their complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent
Form N-Q is available without charge, upon request, by calling (800) 414-6927.

Proxy Voting Policies and Procedures

   A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 414-6927 or visiting the Securities and Exchange Commission's website at www.sec.gov.

Proxy Voting Record

   The Funds file with the Securities and Exchange Commission their proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Funds each year by August 31. The most recent Form N-PX is available without charge, upon request, by calling (800) 414-6927 or voting record information or visiting the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

Not required.

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HANSBERGER INSTITUTIONAL SERIES

By:   /s/ Thomas L. Hansberger
      --------------------------------
      Thomas L. Hansberger
      President and Chief Executive Officer

Date: August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas L. Hansberger
      --------------------------------
      Thomas L. Hansberger
      President and Chief Executive Officer

Date: August 30, 2006

By:   /s/ Thomas A. Christensen, Jr.
      --------------------------------
      Thomas A. Christensen, Jr.
      Chief Financial Officer

Date: August 30, 2006